o BT INVESTMENT FUNDS o



                              CASH MANAGEMENT FUND
                             NY TAX FREE MONEY FUND
                              TAX FREE MONEY FUND
                              TREASURY MONEY FUND



                               SEMI-ANNUAL REPORT
                               ------------------
                                  JUNE o 1998

BT Investment Funds



Table of Contents



            Letter to Shareholders                                   3

            BT Investment Funds
               Statements of Assets and Liabilities                  5
               Statements of Operations                              5
               Statements of Changes in Net Assets                   6
               Financial Highlights                                  7
               Notes to Financial Statements                         9

            BT Portfolios
               Statements of Net Assets                             11
               Statements of Operations                             24
               Statements of Changes in Net Assets                  25
               Financial Highlights                                 26
               Notes to Financial Statements                        27


                                    --------------------
               The Funds are not insured by the FDIC and is not a deposit, obligation of or guaranteed byBankers Trust Company. The Funds are subject to investment risks, including possible loss of principal amounts invested.
                                    --------------------

BT Investment Funds

Letter to Shareholders


We are pleased to present you with this semi-annual report for the BT Investment Funds, providing a detailed review of the markets, the Portfolios, and our outlook. Included are a complete financial summary of the Funds' operations and a listing of the Portfolios' holdings.

MARKET ACTIVITY
Money markets were dominated by foreign activity rather than U.S. economic factors or Federal Reserve Board policy in the first six months of 1998.

o The hangover effects of the Asian financial crises, which began in Korea, Indonesia, and Thailand, spread to China and Japan. This both focused the U.S. markets on that region and also continued to support a flight to quality and, in turn, a U.S. Treasury rally.

o Domestically, the manufacturing sector of the U.S. economy weakened due to the impact of the Asian turmoil. However, the service sector, which currently constitutes approximately two-thirds of the U.S. economy, was extremely strong. The service sector was supported by a 21 year low in unemployment, the wealth effect of the stock market, an improving real estate market, and a low interest rate environment. The bottom line--more disposable income for consumers.

Overall, the money markets were rather quiet, with the yield curve reasonably flat. A strong dollar, propelled by a deepening Asian crisis, served as a positive backdrop for continued low inflation. A combination of low inflation plus first quarter GDP growth of over 5% supported the markets' perception that the Federal Reserve Board was on hold. It was. In turn, interest rates remained relatively stable throughout the period, and price volatility within the money markets was at an all-time low.

The municipal markets had a stable semi-annual period, though affected by macroeconomic trends with mixed results. Tax-exempt securities saw strong, positive credit trends, with several municipalities either upgraded or put on positive credit watch by the independent rating agencies during these six months. Revenues were stronger and tax coffers more full, but that meant municipalities tended to issue less short-term debt, thereby putting pressure on short-term supply. Demand, as seen through strong cash inflow, remained high. On the other hand, municipal securities lagged U.S. Treasuries in performance. The flight to quality by foreign investors led to a rally in Treasuries that overshadowed the asset growth within the municipal market.

Cash Management Fund
We maintained a neutral, close-to-the benchmark weighted average maturity position throughout most of the semi-annual period. This strategy was based on the uncertainty surrounding the impact of the Asian financial turmoil on the U.S. financial markets as well as on the Federal Reserve Board's decision to keep interest rates on hold. Also, the flat yield curve gave us few opportunities to extend maturities to increase yield. Instead, we sought to add value by increasing the Fund's holdings in floating rate securities, which proved to be effective in producing competitive Fund returns.

NY Tax Free Money Fund(1)
The Fund began the semi-annual period with an average maturity of 48 days. This was slightly longer than the benchmark, given that January is a month in which large amounts of monies traditionally enter the short-term tax-exempt market as a result of coupon payments and maturing issues. By the beginning of March, we had let the Fund's average maturity roll down the curve to a slightly short 40 days. We extended the Fund's average maturity again to 48 days by the end of March to take advantage of some higher yields available on the longer end of the yield curve.

As tax time approaches, April is traditionally a month when withdrawals from money market funds are par for the course. Usually we would shorten the Fund's average maturity reflecting an anticipated need for liquidity. However, this year, while tax time had some impact, it was less than in previous years due to record high assets. Thus, we were able to stay long, capturing some higher yields.

At the end of May, the Long Island Power Authority (LIPA) issued a record high $1.5 billion in debt, both in variable rate notes and in commercial paper. These securities were attractively priced for the general markets and especially for New York, and thus we purchased some of these securities for the Fund's Portfolio. On June 30, 1998, the Fund's average maturity stood at 55 days. The slightly long position was taken to benefit from the large percentage of high quality municipal issues that usually becomes available at the end of June and early July. This seasonal supply traditionally offers investors attractively priced longer-term issues.




                                            Annualized 7 Day  Annualized 7 Day        Annualized 7 Day
 Periods ended June 30, 1998                  Current Yield    Effective Yield   Effective Taxable Equivalent
-------------------------------------------------------------------------------------------------------------
 BT Investment Cash Management Fund*               4.91%           5.03%
 IBC First Tier Money Funds Average                4.94%           5.06%
-------------------------------------------------------------------------------------------------------------
 BT Investment NY Tax Free Money Fund*             2.82%           2.86%                    5.40%
 IBC State Specific Money Funds Average            2.97%           3.02%
-------------------------------------------------------------------------------------------------------------
 BT Investment Tax Free Money Fund*                2.90%           2.94%                    4.87%
 IBC Tax Free Money Funds Average                  3.03%           3.08%
-------------------------------------------------------------------------------------------------------------
 BT Investment Treasury Money Fund*                4.81%           4.93%
 IBC U.S. Treasury and Repo Money Funds Average    4.89%           5.00%

BT Investment Funds

Letter to Shareholders


Tax Free Money Fund(2)
As with the NY Tax Free Money Fund, we started the semi-annual period with this Fund's average maturity slightly longer than the benchmark--in this case, at 51 days--given typical January supply/demand pressures. By the beginning of March, we had let the Fund's average maturity roll down the curve to a neutral average maturity of 44 days. We extended the Fund's average maturity again to 51 days by the end of March to take advantage of some higher yields available on the longer end of the yield curve. We shortened again in April to 45 days as tax time approached, a period when withdrawals from money market funds are par for the course.

The Long Island Power Authority (LIPA)'s issuance of $1.5 billion in debt securities in May was attractively priced for the general markets as well as for New York due to the record size of the issue. Thus we purchased some of these securities for the Fund's Portfolio. On June 30, 1998, the Fund's average maturity stood at a relatively neutral 43 days. Approximately 80-85% of municipalities begin their fiscal year in July, and they come to market with their short-term borrowing needs for the entire year at this one time. This dramatically increases supply, enabling us to lock in higher yields chosen from a large number of issues. Another reason we stayed neutral to short is that, given the flat yield curve, we were able to find value in the middle range of 3 to 6 month securities instead of having to reach for the one year securities for higher yields.

Treasury Money Fund
The Fund followed the same general strategy as the Cash Management Fund. Specifically, the Fund maintained a neutral, close-to-the benchmark weighted average maturity position throughout most of the semi-annual period. The uncertainty surrounding the Asian financial crisis caused a "flight to quality" trade, whereby investors bought a large amount of U.S. Treasury securities. This demand factor, combined with the smaller issuance of securities by the Treasury, resulted in a very expensive Treasury market. Thus, we sought to add value by investing in term repurchase agreements, whose yields were comparatively higher during this period. This allocation strategy proved to be effective in producing competitive Fund returns.

MANAGERS' OUTLOOK
We believe the money markets should remain fairly positive throughout the second half of the year for several reasons:

o The Asian crisis continues to loom and the U.S. dollar remains strong--a positive backdrop for inflation to stay low.

o U.S. economic growth remains solid, the labor market tight, interest rates stable and volatility low.

o While the Federal Reserve Board reinstituted its tightening bias earlier in the year, it still seems likely that it will be on hold for a while.

o Japan is facing serious financial troubles, which could impact China and Latin America in turn. Thus, we expect a continued flight to quality, with U.S. Treasuries the major beneficiary.

In both the taxable and municipal funds, we intend to maintain a relatively neutral average maturity for the near term. At the same time, we will look to take advantage of any spike in yields or any issue-specific attractive value opportunities to extend duration, given our view of slower but still positive economic growth in the future.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.


                              /s/ Darlene M. Rasel
                              ____________________
                                Darlene M. Rasel
               Portfolio Manager of the Cash Management Portfolio
                        and the Treasury Money Portfolio
                                 June 30, 1998





                               /s/ Susan Bradford
                               __________________
                                 Susan Bradford
           Portfolio Manager of the Tax Free Money Portfolio and the
                          NY Tax Free Money Portfolio
                                 June 30, 1998



----------
 * Past performance is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.
(1) Income may be subject to the federal alternative minimum tax.
(2) lncome may be subject to the federal alternative minimum tax and state and local taxes.

BT Investment Funds

Statements of Assets and Liabilities June 30, 1998 (unaudited)



                                                           Cash             NY Tax         Tax Free         Treasury
                                                         Management       Free Money         Money            Money
                                                        ------------     ------------    ------------     ------------
Assets
   Investment in Portfolio, at Value(1)                 $126,296,024     $ 71,639,799    $158,119,151     $345,512,449
   Prepaid Expenses                                           13,224            3,670          10,105        3,104,667
                                                        ------------     ------------    ------------     ------------
Total Assets                                             126,309,248       71,643,469     158,129,256      348,617,116
                                                        ------------     ------------    ------------     ------------
Liabilities
   Due to Bankers Trust, net                                  51,418           28,806          76,384          161,174
   Dividends Payable                                         524,619          179,419         410,149        1,592,780
   Accrued Expenses                                           12,680           12,680          14,101           35,847
                                                        ------------     ------------    ------------     ------------
Total Liabilities                                            588,717          220,905         500,634        1,789,801
                                                        ------------     ------------    ------------     ------------
Net Assets                                              $125,720,531     $ 71,422,564    $157,628,622     $346,827,315
                                                        ============     ============    ============     ============
Shares Outstanding ($0.001 Par Value Per Share,
  Unlimited Number of Shares of Beneficial Interest
  Authorized)                                            125,800,099       71,456,072     157,683,205      346,723,727
                                                        ============     ============    ============     ============
Net Asset Value, Offering and Redemption Price Per Share
  (net assets divided by shares outstanding)            $       1.00     $       1.00     $      1.00      $      1.00
                                                        ============     ============    ============     ============
Composition of Net Assets
   Paid-in Capital                                      $125,800,099     $ 71,456,072    $157,683,205     $346,723,727
   Accumulated Net Realized Gain (Loss) from
     Investment Transactions                                 (79,568)         (33,508)        (54,583)         103,588
                                                        ------------     ------------    ------------     ------------
Net Assets, June 30, 1998                               $125,720,531     $ 71,422,564    $157,628,622     $346,827,315
                                                        ============     ============    ============     ============

----------
(1) Allocated from Cash Management Portfolio, NYTax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio, respectively.




Statements of Operations For the six months ended June 30, 1998 (unaudited)



                                                           Cash             NY Tax           Tax Free       Treasury
                                                         Management       Free Money          Money           Money
                                                        ------------     ------------    ------------     ------------
Investment Income
   Income, net(2)                                       $  4,161,690     $  1,442,330     $ 2,607,101      $10,967,747
                                                        ------------     ------------    ------------     ------------
Expenses
   Administration and Services Fees                          417,767          240,979         420,297        1,127,708
   Printing and Shareholder Reports                            7,000            2,761           4,936            7,000
   Registration Fees                                           6,118            1,090           5,039           26,145
   Professional Fees                                           7,063            8,489           4,319            8,585
   Trustees Fees                                               1,509            1,627           1,412            1,895
   Miscellaneous                                               7,000            5,195           3,043            9,979
                                                        ------------     ------------    ------------     ------------
   Total Expenses                                            446,457          260,141         439,046        1,181,312
   Less: Expenses Absorbed by Bankers Trust                  (13,498)         (19,162)        (18,359)         (49,218)
                                                        ------------     ------------    ------------     ------------
      Net Expenses                                           432,959          240,979         420,687        1,132,094
                                                        ------------     ------------    ------------     ------------
Net Investment Income                                      3,728,731        1,201,351       2,186,414        9,835,653
                                                        ------------     ------------    ------------     ------------
Realized Gain (Loss) from Investment Transactions              2,598             (472)            433           22,140
                                                        ------------     ------------    ------------     ------------
Net Increase in Net Assets from Operations              $  3,731,329     $  1,200,879     $ 2,186,847      $ 9,857,793
                                                        ============     ============    ============     ============

----------
(2) Net income allocated from Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio, respectively.


                  See Notes to Financial Statements on Page 9

BT Investment Funds

Statements of Changes in Net Assets



                                                       Cash Management                    NY Tax Free Money
                                            -----------------------------------   -----------------------------------
                                              For the six          For the          For the six         For the
                                              months ended       year ended         months ended       year ended
                                            June 30, 1998(+)  December 31, 1997   June 30, 1998(+)  December 31, 1997
                                            ----------------  -----------------   ----------------  -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                   $     3,728,731    $     6,360,066    $     1,201,351    $     2,653,696
   Net Realized Gain (Loss) from Investment
     Transactions                                    2,598             (1,301)              (472)            (1,774)
                                           ---------------    ---------------    ---------------    ---------------
Net Increase in Net Assets from Operations       3,731,329          6,358,765          1,200,879          2,651,922
                                           ---------------    ---------------    ---------------    ---------------
Distributions to Shareholders
   Net Investment Income                        (3,728,731)        (6,360,066)        (1,201,351)        (2,653,696)
                                           ---------------    ---------------    ---------------    ---------------
Capital Transactions in Shares of Beneficial
  Interest (at Net Asset Value of $1.00
  per share)
   Net Proceeds from Shares Sold             1,022,874,483      2,040,115,705        221,533,668        438,649,915
   Dividends Reinvested                          1,512,767          2,806,055            271,088            754,129
   Value of Shares Redeemed                 (1,037,092,711)    (2,023,465,730)      (235,746,103)      (429,895,656)
                                           ---------------    ---------------    ---------------    ---------------
Net Increase (Decrease) from Capital
  Transactions in Shares of Beneficial
  Interest                                     (12,705,461)        19,456,030        (13,941,347)         9,508,388
                                           ---------------    ---------------    ---------------    ---------------
Total Increase (Decrease) in Net Assets        (12,702,863)        19,454,729        (13,941,819)         9,506,614
Net Assets
Beginning of Period                            138,423,394        118,968,665         85,364,383         75,857,769
                                           ---------------    ---------------    ---------------    ---------------
End of Period                              $   125,720,531    $   138,423,394    $    71,422,564    $    85,364,383
                                           ===============    ===============    ===============    ===============

----------
(+) Unaudited

                                                        Tax Free Money                      Treasury Money
                                            -----------------------------------   -----------------------------------
                                              For the six          For the          For the six         For the
                                              months ended       year ended         months ended       year ended
                                            June 30, 1998(+)  December 31, 1997   June 30, 1998(+)  December 31, 1997
                                            ----------------  -----------------   ----------------  -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                   $     2,186,414    $     3,970,172    $     9,835,653    $    18,996,773
   Net Realized Gain (Loss) from Investment
     Transactions                                      433             (5,713)            22,140               (169)
                                           ---------------    ---------------    ---------------    ---------------
Net Increase in Net Assets from Operations       2,186,847          3,964,459          9,857,793         18,996,604
                                           ---------------    ---------------    ---------------    ---------------
Distributions to Shareholders
   Net Investment Income                        (2,186,414)        (3,970,172)        (9,835,653)       (18,996,773)
                                           ---------------    ---------------    ---------------    ---------------
Capital Transactions in Shares of Beneficial
  Interest (at Net Asset Value of $1.00
  per share)
   Net Proceeds from Shares Sold               624,632,615        957,584,448      4,479,405,130      7,207,567,766
   Dividends Reinvested                            474,818          1,156,319          6,630,567         14,463,357
   Value of Shares Redeemed                   (617,961,828)      (926,224,651)    (4,407,504,132)    (7,508,473,235)
                                           ---------------    ---------------    ---------------    ---------------
Net Increase (Decrease) from Capital
  Transactions in Shares of Beneficial
  Interest                                       7,145,605         32,516,116         78,531,565       (286,442,112)
                                           ---------------    ---------------    ---------------    ---------------
Total Increase (Decrease) in Net Assets          7,146,038         32,510,403         78,553,705       (286,442,281)
Net Assets
Beginning of Period                            150,482,584        117,972,181        268,273,610        554,715,891
                                           ---------------    ---------------    ---------------    ---------------
End of Period                              $   157,628,622    $   150,482,584    $   346,827,315    $   268,273,610
                                           ===============    ===============    ===============    ===============

----------
(+) Unaudited


                  See Notes to Financial Statements on Page 9

BT Investment Funds

Financial Highlights



Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods presented for each of the Funds.


                                                   For the
                                                 six months                      Cash Management
                                                ended June 30           For the years ended December 31,
                                                    1998(3)       1997        1996         1995        1994        1993
                                                -------------   --------    --------     --------    ---------   --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period               $  1.00      $  1.00     $  1.00      $  1.00     $  1.00     $ 1.00
                                                   -------      -------     -------      -------     -------     ------
Income from Investment Operations
   Net Investment Income                              0.02         0.05        0.05         0.05        0.04       0.03
   Net Realized Gain (Loss) from Investment
     Transactions                                    (0.00)(1)    (0.00)(1)    0.00(1)      0.00(1)    (0.01)      0.00(1)
                                                   -------      -------     -------      -------     -------     ------
Total from Investment Operations                      0.02         0.05        0.05         0.05        0.03       0.03
                                                   -------      -------     -------      -------     -------     ------
Contributions of Capital                                --           --        0.00(1)        --        0.01         --
                                                   -------      -------     -------      -------     -------     ------
Distributions to Shareholders
   Net Investment Income                             (0.02)       (0.05)      (0.05)       (0.05)      (0.04)     (0.03)
   Net Realized Gain from Investment Transactions       --           --          --           --          --      (0.00)(1)
                                                   -------      -------     -------      -------     -------     ------
Total Distributions                                  (0.02)       (0.05)      (0.05)       (0.05)      (0.04)     (0.03)
                                                   -------      -------     -------      -------     -------     ------
Net Asset Value, End of Period                     $  1.00      $  1.00     $  1.00      $  1.00     $  1.00     $ 1.00
                                                   =======      =======     =======      =======     =======     ======
Total Investment Return                               2.46%        4.98%       4.82%(2)     5.35%       3.67%(2)   2.54%
Supplemental Data and Ratios:
   Net Assets, End of Period                       $125,721     $138,423    $118,969     $135,998    $159,172    $76,578
   Ratios to Average Net Assets:
      Net Investment Income                           4.90%(4)     4.88%       4.72%        5.22%       3.70%      2.51%
      Expenses, Including Expenses of the
        Cash Management Portfolio                     0.75%(4)     0.75%       0.75%        0.74%       0.73%      0.75%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust    0.02%(4)     0.03%       0.03%        0.02%       0.08%      0.05%

----------
(1)  Less than $0.01 per share.
(2) Increased by approximately 0.08% and 0.96% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.
(3)  Unaudited
(4)  Annualized




                                                   For the
                                                 six months                    NY Tax Free Money
                                                ended June 30           For the years ended December 31,
                                                    1998(2)       1997        1996         1995        1994        1993
                                                -------------   --------    --------     --------    ---------   --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period               $  1.00      $  1.00     $  1.00      $  1.00     $  1.00     $  1.00
                                                   -------      -------     -------      -------     -------     -------
Income from Investment Operations
   Net Investment Income                              0.01         0.03        0.03         0.03        0.02        0.02
   Net Realized Loss from Investment
     Transactions                                    (0.00)(1)    (0.00)(1)   (0.00)(1)    (0.00)(1)   (0.00)(1)   (0.00)(1)
                                                   -------      -------     -------      -------     -------     -------
Total from Investment Operations                      0.01         0.03        0.03         0.03        0.02        0.02
                                                   -------      -------     -------      -------     -------     -------
Distributions to Shareholders
   Net Investment Income                             (0.01)       (0.03)      (0.03)       (0.03)      (0.02)      (0.02)
                                                   -------      -------     -------      -------     -------     -------
Net Asset Value, End of Period                     $  1.00      $  1.00  $     1.00      $  1.00     $  1.00     $  1.00
                                                   =======      =======     =======      =======     =======     =======
Total Investment Return                               1.37%        2.86%       2.68%        3.12%       2.11%       1.68%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)        $ 71,423     $ 85,364 $   75,858      $ 70,765    $ 79,101    $103,938
   Ratios to Average Net Assets:
      Net Investment Income                           1.36%(3)     2.83%      2.64%         3.07%       2.05%       1.66%
      Expenses, Including Expenses of the
        NY Tax Free Money Portfolio                   0.75%(3)     0.75%      0.75%         0.75%       0.75%       0.75%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust    0.04%(3)     0.06%      0.09%         0.07%       0.08%       0.06%

----------
(1)  Less than $0.01 per share.
(2)  Unaudited
(3)  Annualized


                  See Notes to Financial Statements on Page 9

BT Investment Funds

                                                   For the
                                                 six months                      Tax Free Money
                                                ended June 30           For the years ended December 31,
                                                    1998(2)       1997        1996         1995        1994        1993
                                                -------------   --------    --------     --------    ---------   --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period               $  1.00      $  1.00     $  1.00      $  1.00     $  1.00     $  1.00
                                                   -------      -------     -------      -------     -------     -------
Income from Investment Operations
   Net Investment Income                              0.01         0.03        0.03         0.03        0.02        0.02
   Net Realized Gain (Loss) from Investment
     Transactions                                     0.00(1)     (0.00)(1)   (0.00)(1)    (0.00)(1)    0.00(1)     0.00(1)
                                                   -------      -------     -------      -------     -------     -------
Total from Investment Operations                      0.01         0.03        0.03         0.03        0.02        0.02
                                                   -------      -------     -------      -------     -------     -------
Distributions to Shareholders
   Net Investment Income                             (0.01)       (0.03)      (0.03)       (0.03)      (0.02)      (0.02)
   Net Realized Gain from Investment Transactions       --           --          --           --       (0.00)(1)      --
                                                   -------      -------     -------      -------     -------     -------
Total Distributions                                  (0.01)       (0.03)      (0.03)       (0.03)      (0.02)      (0.02)
                                                   -------      -------     -------      -------     -------     -------
Net Asset Value, End of Period                     $  1.00      $  1.00     $  1.00      $  1.00     $  1.00     $  1.00
                                                   =======      =======     =======      =======     =======     =======
Total Investment Return                               1.40%        2.94%       2.84%        3.34%       2.27%       1.97%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)        $157,629     $150,483    $117,972     $119,393    $110,043    $111,285
   Ratios to Average Net Assets:
      Net Investment Income                           1.40%(3)     2.90%       2.80%        3.28%       2.21%       1.95%
      Expenses, Including Expenses of the
        Tax Free Money Portfolio                      0.75%(3)     0.75%       0.75%        0.75%       0.75%       0.75%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust    0.01%(3)     0.05%       0.07%        0.07%       0.08%       0.05%


---------
(1) Less than $0.01 per share.
(2) Unaudited
(3) Annualized







                                                   For the
                                                 six months                      Treasury Money
                                                ended June 30           For the years ended December 31,
                                                    1998(2)       1997        1996         1995        1994        1993
                                                -------------   --------    --------     --------    ---------   --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period               $  1.00      $  1.00     $  1.00      $  1.00     $  1.00     $  1.00
                                                   -------      -------     -------      -------     -------     -------
Income from Investment Operations
   Net Investment Income                              0.02         0.05        0.05         0.05        0.03        0.02
   Net Realized Gain (Loss) from Investment
     Transactions                                    (0.00)(1)    (0.00)(1)   (0.00)(1)    (0.00)(1)   (0.00)(1)   (0.00)(1)
                                                   -------      -------     -------      -------     -------     -------
Total from Investment Operations                      0.02         0.05        0.05         0.05        0.03        0.02
                                                   -------      -------     -------      -------     -------     -------
Distributions to Shareholders
   Net Investment Income                             (0.02)       (0.05)      (0.05)       (0.05)      (0.03)      (0.02)
   Net Realized Gain from Investment Transactions       --           --          --        (0.00)(1)      --       (0.00)(1)
                                                   -------      -------     -------      -------     -------     -------

Total Distributions                                  (0.02)       (0.05)      (0.05)       (0.05)      (0.03)      (0.02)
                                                   -------      -------     -------      -------     -------     -------
Net Asset Value, End of Period                     $  1.00      $  1.00     $  1.00      $  1.00     $  1.00     $  1.00
                                                   =======      =======     =======      =======     =======     =======
Total Investment Return                               2.41%        4.86%       4.71%        5.19%       3.40%       2.43%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)        $346,827     $268,274    $554,716     $615,084    $696,915    $643,145
   Ratios to Average Net Assets:
      Net Investment Income                           2.38%(3)     4.74%       4.61%        5.06%       3.36%       2.39%
      Expenses, Including Expenses of the
        Treasury Money Portfolio                      0.75%(3)     0.75%       0.75%        0.75%       0.75%       0.75%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust    0.04%(3)     0.02%       0.01%        0.02%       0.02%       0.01%

----------
(1)  Less than $0.01 per share.
(2)  Unaudited
(3)  Annualized


                  See Notes to Financial Statements on Page 9

BT Investment Funds

Notes to Financial Statements (unaudited)




Note 1--Organization and Significant Accounting Policies
A.  Organization
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Cash Management Fund, NY Tax Free Money Fund, Tax Free Money Fund and Treasury Money Fund (each a "Fund", and collectively, the "Funds") are offered to investors by the Trust. The Funds commenced operations, began offering shares of beneficial interest and invested directly in securities on the following dates:

                          Commencement
                         of Operations &          Direct Investment
                        Beneficial Shares            in Securities
Fund                        Offering                 through
--------------------    ------------------        ------------------
Cash Management            October 5, 1988             July 22, 1990
NY Tax Free Money       September 27, 1988         February 18, 1991
Tax Free Money               June 10, 1987         February 18, 1991
Treasury Money            November 1, 1988             July 22, 1990

Subsequent to the direct investment in securities date, the Funds began investing substantially all of their investable assets in the following respective Portfolios: Cash Management Fund in the Cash Management Portfolio, NY Tax Free Money Fund in the NY Tax Free Money Portfolio, Tax Free Money Fund in the Tax Free Portfolio, and Treasury Money Fund in the Treasury Money Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios are open-end management investment companies registered under the Act. The Funds seek to achieve their investment objectives by investing all of their investable assets in the respective Portfolios. The value of such investment in the Portfolios reflects each Fund's proportionate interest in the net assets of the respective Portfolio. At June 30, 1998, Cash Management Fund's investment was approximately 3% of the Portfolio, Treasury Money Fund's investment was approximately 17% of the Portfolio, and NY Tax Free Money Fund's and Tax Free Money Fund's investments were approximately 100% of their respective Portfolio.

The financial statements of each of the Portfolios, including the Statements of Net Assets, are contained elsewhere in this report.

B.  Investment Income
Each of the Funds earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  Dividends
It is each Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by each Fund will be made annually.

D.  Federal Income Taxes
It is each Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

E.  Other
The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to each Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
Each Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Fund's in return for a fee computed daily and paid monthly at an annual rate of each Fund's average daily net assets. The following provides a table of annual rates and aggregate fees for each of the Funds for the six months ended June 30, 1998.

Fund                       Annual Rate  Aggregated Fees
--------------------       -----------  ---------------
Cash Management               .55%        $  417,767
NY Tax Free Money             .55%           240,979
Tax Free Money                .55%           420,297
Treasury Money                .55%         1,127,708

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust pursuant to Rule 12b-1 of the 1940 Act, Edgewood, may seek reimbursement at an annual rate not exceeding .20% of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of each Fund's shares. For the six months ended June 30, 1998, there were no reimbursable expenses incurred under this agreement. The Funds do not intend to charge 12b-1 fees in the future.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Fund, to the extent necessary, to limit all expenses as a percentage of each Fund's average daily net assets as follows:

                                                        Waiver and
                                                      Reimbursement
Fund                 Annual Rate(1)  Annual Rate(2)       Amount
------------------   --------------  --------------   -------------
Cash Management          .57%           .75%            $ 13,498
NY Tax Free Money        .55%           .75%              19,162
Tax Free Money           .55%           .75%              18,359
Treasury Money           .55%           .75%              49,218

----------
(1) Excluding Expenses of the Portfolio.
(2) Including Expenses of the Portfolio.

BT Investment Funds

Notes to Financial Statements (continued) (unaudited)


Certain officers of the Funds are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Funds.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

The BT Investment Funds are a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

In 1994, the Cash Management Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Cash Management Fund's Financial Highlights for the year ended December 31, 1994 reflects its pro rata share of the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $1,299,990. In 1996, Bankers Trust contributed capital in the amount of $110,287 to reimburse the Cash Management Fund for capital losses incurred in prior years.

Note 3--Capital Loss Carryforwards
At June 30, 1998, accumulated net realized capital loss carry forwards available as a reduction against future net realized capital gains aggregate as follows:


                                           Capital Loss Carryforward
                   Net Realized                  Expiration Year
                   Capital Loss     -----------------------------------------------
Fund               Carryforward     2000    2001    2002      2003    2004     2005
---------------    ------------     ----    ----    ----      ----    ----     ----
Cash Management       $82,185                      $80,884                    $1,301
NY Tax Free Money     $19,390     $10,340   $739   $ 2,075  $ 1,746  $2,716   $1,774
Tax Free Money        $52,147                      $12,896  $25,044  $8,495   $5,712

Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)




Principal
 Amount               Description                                 Value
 ------               -----------                                 -----

              CERTIFICATES OF DEPOSIT - 1.23%
              NationsBank Corp.
$15,000,000    5.58%, 9/8/98                                     $ 15,000,000
 45,000,000    5.58%, 8/7/98                                       45,000,438
                                                                 ------------
Total Certificates of Deposit
 (Amortized Cost $60,000,438)                                      60,000,438
                                                                 ------------

              COMMERCIAL PAPER - 48.08%*
  7,000,000    Alcatel Alsthom,
               5.52%, 8/20/98                                       6,946,333

              Asset Securitization:
 10,000,000    5.53%, 8/25/98                                       9,915,514
 31,000,000    5.53%, 8/28/98                                      30,723,807
 32,000,000    5.54%, 9/2/98                                       31,689,760
 15,000,000    5.54%, 9/22/98                                      14,808,408

              Associates Corp.:
 30,000,000    5.52%, 8/17/98                                      29,783,800
 39,400,000    5.51%, 8/21/98                                      39,092,450
 35,000,000    5.51%, 8/17/98                                      34,748,224

 14,000,000   BBL North America,
               5.53%, 8/25/98                                      13,881,719

  3,000,000   British Gas Capital,
               5.5%, 8/24/98                                        2,975,250

              CAFCO:
 17,000,000    5.5%, 8/12/98                                       16,890,917
 21,500,000    5.52%, 9/25/98                                      21,216,487
 15,000,000    5.52%, 9/9/98                                       14,839,000
 35,000,000    5.52%, 8/14/98                                      34,763,867
 15,000,000    5.61%, 7/30/98                                      14,932,213
 60,000,000    5.49%, 7/10/98                                      59,917,650
 10,000,000    5.55%, 8/20/98                                       9,922,917

  4,700,000   Caterpillar Financial,
               5.48%, 12/7/98                                       4,586,244

 30,000,000   CITGroup,
               5.51%, 9/22/98                                      29,618,892

              Commonwealth Bank of Australia:
 25,000,000    5.49%, 11/23/98                                     24,447,188
 25,000,000    5.5%, 8/5/98                                        24,866,319

              Credit Suisse:
 13,000,000    5.5%, 8/10/98                                       12,920,556
 13,000,000    5.475%, 7/16/98                                     12,970,344
 10,000,000    5.5%, 7/10/98                                        9,986,250




Principal
 Amount               Description                                 Value
 ------               -----------                                 -----

              Daimler Benz:
$27,975,000    5.5%, 9/11/98                                     $ 27,667,275
 30,000,000    5.5%, 7/15/98                                       29,935,833
 10,000,000    5.5%, 9/25/98                                        9,868,611

              Delaware Funding Corp.:
 17,667,000    5.53%, 7/8/98                                       17,648,003
 20,000,000    5.58%, 7/23/98                                      19,931,800
 34,379,000    5.61%, 7/30/98                                      34,223,636

              Deutsche Bank:
 10,800,000    5.51%, 7/23/98                                      10,763,634
 60,000,000    5.49%, 7/15/98                                      59,871,900

              Diageo Capital:
 40,000,000    5.53%, 7/6/98                                       39,969,278
 15,000,000    5.51%, 9/29/98                                      14,793,375
 32,000,000    5.51%, 7/15/98                                      31,931,431
 17,000,000    5.5%, 9/14/98                                       16,805,208

              Eksportfinans:
 19,285,000    5.65%, 7/14/98                                      19,245,653
 15,600,000    5.52%, 7/27/98                                      15,537,808
 11,000,000    5.54%, 8/10/98                                      10,932,289

              Ford Motor Credit:
 33,000,000    5.48%, 7/8/98                                       32,964,837
 20,000,000    5.52%, 7/17/98                                      19,950,933
 55,000,000    5.52%, 7/24/98                                      54,806,033
 87,000,000    5.47%, 7/10/98                                      86,881,028

              General Electric Capital Corp.:
 20,000,000    5.5%, 10/7/98                                       19,700,556
 25,000,000    5.49%, 11/20/98                                     24,458,625
 18,000,000    5.5%, 10/8/98                                       17,727,750
 17,000,000    5.51%, 9/11/98                                      16,812,660
 25,000,000    5.43%, 9/4/98                                       24,754,896
  7,000,000    5.52%, 8/17/98                                       6,949,553
 13,000,000    5.51%, 7/24/98                                      12,954,236
 21,000,000    5.5%, 10/19/98                                      20,647,083
 30,000,000    5.49%, 7/8/98                                       29,967,975

 10,000,000   General Electric Co.,
               5.51%, 8/12/98                                       9,935,717

 13,000,000   General Motors Accept. Corp.,
               5.51%, 8/24/98                                      12,892,555

 10,000,000   Generale Bank,
               5.49%, 12/3/98                                       9,763,625


                  See Notes to Financial Statements on Page 27

Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)


Principal
 Amount               Description                                 Value
 ------               -----------                                 -----

              Goldman Sachs:
$35,000,000    5.52%, 8/10/98                                   $  34,785,333
 35,000,000    5.5%, 10/14/98                                      34,438,542
 30,000,000    5.52%, 8/26/98                                      29,742,400
 30,000,000    5.52%, 8/28/98                                      29,733,200

  2,500,000   Hitachi America,
               5.54%, 7/21/98                                       2,492,306

  8,000,000   J.P. Morgan,
               5.5%, 11/10/98                                       7,838,667

 10,000,000   Manitoba Hydro Electric,
               5.506%, 8/27/98                                      9,912,822

              Merrill Lynch & Co.:
 23,000,000    5.52%, 10/16/98                                     22,622,647
 20,000,000    5.52%, 7/15/98                                      19,957,067
 32,000,000    5.5%, 7/27/98                                       31,872,889
 10,500,000    5.51%, 8/3/98                                       10,446,966
 23,000,000    5.53%, 9/11/98                                      22,745,620

              Metropolitan Life:
 10,908,000    5.53%, 9/10/98                                      10,789,033
 35,884,000    5.54%, 9/9/98                                       35,497,450

              Monsanto Co.:
 15,000,000    5.505%, 9/18/98                                     14,818,794
 15,000,000    5.51%, 9/24/98                                      14,804,854

              Morgan Stanley Group Inc.:
 13,000,000    5.5%, 7/10/98                                       12,982,120
100,000,000    6.25%, 7/1/98                                      100,000,000
 24,000,000    5.53%, 8/12/98                                      23,845,160
 40,000,000    5.52%, 8/27/98                                      39,650,400

 18,500,000   National Australia Funding,
               5.5%, 8/3/98                                        18,406,729

 28,000,000   National Rural Utility Cooperative
              Financial Corp.,
               5.5%, 9/25/98                                       27,632,111

 40,000,000   Norwest,
               5.55%, 8/14/98                                      39,728,667

              Panasonic Finance:
 15,000,000    5.51%, 10/20/98                                     14,745,163
  5,000,000    5.52%, 11/3/98                                       4,904,167

              Paribas Finance,
 20,000,000    5.51%, 7/21/98                                      19,938,778




Principal
 Amount               Description                                 Value
 ------               -----------                                 -----

              Province Of Quebec:
$11,000,000    5.5%, 10/16/98                                    $ 10,820,181
 24,500,000    5.5%, 11/9/98                                       24,009,660
 20,000,000    5.52%, 10/27/98                                     19,638,133
  2,400,000    5.52%, 10/15/98                                      2,360,992
 10,000,000    5.505%, 11/5/98                                      9,805,796

              Receivables Capital Corp.:
 30,000,000    5.53%, 8/14/98                                      29,797,233
 12,239,000    5.53%, 7/17/98                                      12,208,919
 50,000,000    5.53%, 8/26/98                                      49,569,889
 12,949,000    5.55%, 8/21/98                                      12,847,188
 10,000,000    5.53%, 8/3/98                                        9,949,308
 15,000,000    5.59%, 7/29/98                                      14,934,783
 20,000,000    5.57%, 7/27/98                                      19,919,544
 10,000,000    5.531%, 7/17/98                                      9,975,418
 13,000,000    5.61%, 7/10/98                                      12,981,768
 15,000,000    5.57%, 7/23/98                                      14,948,942

              Smith Barney Shearson:
 20,000,000    5.52%, 10/7/98                                      19,699,467
 20,000,000    5.355%, 7/8/98                                      19,979,175
 25,000,000    5.5%, 7/10/98                                       24,965,625
 15,000,000    5.4%, 8/7/98                                        14,916,750
 35,000,000    5.49%, 7/21/98                                      34,893,250
 19,000,000    5.54%, 8/20/98                                      18,853,806
 14,000,000    5.53%, 9/15/98                                      13,836,558
 22,000,000    5.4%, 8/10/98                                       21,868,000

 10,000,000   Svenska Handelsbanken,
               5.51%, 9/10/98                                       9,891,331

  8,000,000   Westpac Capitol Corp.,
               5.49%, 10/1/98                                       7,887,760
                                                               --------------
Total Commercial Paper
  (Amortized Cost $2,341,629,266)                               2,341,629,266
                                                               --------------

              EURODOLLAR CERTIFICATES OF
              DEPOSIT - 13.50%
              Abbey National:
 15,000,000    5.59%, 9/8/98                                       14,999,951
 20,000,000    5.58%, 8/21/98                                      19,999,831
 40,000,000    5.55%, 7/14/98                                      40,000,000
 50,000,000    5.55%, 7/9/98                                       50,000,000
 30,000,000    5.59%, 8/14/98                                      30,000,000

 50,000,000   Bank Of Scotland,
               5.59%, 9/25/98                                      50,000,000

              Bank Of Tokyo-Mitsubishi,
 25,000,000    5.7%, 7/6/98                                        25,000,000


                  See Notes to Financial Statements on Page 27

Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)



Principal
 Amount               Description                                 Value
 ------               -----------                                 -----

$19,000,000   Banque Bruxelles,
               5.59%, 8/24/98                                    $ 18,999,874

 15,000,000   Banque National de Paris,
               5.61%, 7/31/98                                      15,000,306

 39,000,000   Barclays Bank,
               5.57%, 7/24/98                                      38,999,597

 20,000,000   Bayerisch Vereinbank,
               5.595%, 9/24/98                                     20,000,466

  8,000,000   Bayerisch Vereinbank,
               5.6%, 12/7/98                                        7,997,195

 10,000,000   Canadian Imperial Bank,
               5.635%, 11/5/98                                     10,000,315

 11,000,000   Credit Agricole,
               5.8%, 7/31/98                                       11,000,129

 10,000,000   Creditanstalt Bankverein,
               5.59%, 7/6/98                                       10,000,014

 10,000,000   Credito Italiano,
               5.59%, 9/1/98                                        9,999,941

              Deutsche Bank:
 75,000,000    5.57%, 7/6/98                                       74,999,938

 30,000,000   Halifax Building Society
               5.59%, 9/22/98                                      29,999,763

              KBC Bank:
 50,000,000    5.5725%, 7/7/98                                     50,000,021
 20,000,000    5.58%, 8/26/98                                      19,999,920

              Nordeutsche Landesbank:
 10,000,000    5.66%, 12/10/98                                     10,000,798
 23,000,000    5.58%, 7/29/98                                      22,999,863
 24,000,000    5.57%, 7/24/98                                      23,999,752
 19,000,000    5.66%, 11/16/98                                     19,000,354

 35,000,000  Rabobank,
               5.565%, 7/16/98                                     35,000,072
                                                                -------------
Total Eurodollar Certificates of Deposit
  (Amortized Cost $657,998,100)                                   657,998,100
                                                                -------------

              EURODOLLAR TIME DEPOSITS - 12.30%
 25,000,000   Banco Bilbao Vizcaya,
               5.64%, 10/7/98                                      25,000,000




Principal
 Amount               Description                                 Value
 ------               -----------                                 -----

$20,000,000   Bank Of America,
               5.5313%, 7/13/98                                  $ 20,000,000

 22,000,000   Bank Of Austria,
               5.78%, 11/18/98                                     22,000,000

              Bank Of Nova Scotia:
 20,000,000    5.625%, 9/4/98                                      20,000,000
 50,000,000    6.125%, 7/1/98                                      50,000,000

 60,000,000   Bank Of Tokyo-Mitsubishi,
               5.9375%, 7/14/98                                    60,000,000

 20,000,000   Barclays Bank,
               5.67%, 12/3/98                                      20,000,000

 25,000,000   Bayerische Landesbank,
               5.5625%, 7/9/98                                     25,000,000

 25,000,000   Deutsche Bank,
               6.5%, 7/1/98                                        25,000,000

 40,000,000   International Nederlander Funding,
               5.75%, 7/6/98                                       40,000,000

 50,000,000   Toronto Dominion Bank,
               6.25%, 7/1/98                                       50,000,000

132,148,756   Union Bank of Switzerland,
               5.75%, 7/1/98                                      132,148,756

              West Deutsche Landesbank:
 50,000,000    5.61%, 9/29/98                                      50,000,000
 35,000,000    5.5313%, 7/6/98                                     35,000,000
 25,000,000    5.625%, 8/6/98                                      25,000,000
                                                                -------------

Total Eurodollar Time Deposits
  (Amortized Cost $599,148,756)                                   599,148,756
                                                                -------------

              FLOATING RATE NOTES - 18.99%
20,000,000    American Express Centurion Bank:
               Monthly Variable Rate,
               5.616%, 9/25/98                                     20,000,000

              Associates Corp.:
              Daily Variable Rate,
 25,000,000    5.70%, 4/23/99                                      24,980,157
 20,000,000    5.71%, 6/29/99                                      19,984,468
 25,000,000    5.79%, 1/4/99                                       24,993,798

              Bank Of Nova Scotia:
               Monthly Variable Rate,
 35,000,000    5.5123%, 6/10/99                                    34,975,009


                  See Notes to Financial Statements on Page 27

Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)



Principal
 Amount               Description                                 Value
 ------               -----------                                 -----

$40,000,000   Banque National de Paris:
               Monthly Variable Rate,
               5.5323%, 6/1/99                                   $ 39,977,973

 40,000,000   Bayerische Hypotheka:
               Monthly Variable Rate,
               5.5162%, 5/28/99                                    39,971,410

              Bayerische Landesbank:
               Monthly Variable Rate,
 25,000,000    5.521%, 6/29/99                                     24,981,671
 20,000,000    5.5262%, 2/25/99                                    19,992,415

 10,000,000   Bear Stearns Co.:
               Monthly Variable Rate,
               5.6262%, 6/4/99                                     10,000,000

              Chase Manhattan Bank:
               Quarterly Variable Rate,
  5,000,000    5.7875%, 11/10/98                                    5,003,189
  5,000,000    5.6562%, 10/15/98                                    5,000,888

 30,000,000   Commerz Bank:
               Monthly Variable Rate,
               5.5162%, 5/28/99                                    29,978,558

 30,000,000   CoreStates Bank:
               Monthly Variable Rate,
               5.6012%, 3/5/99                                     30,000,000

 20,000,000   Creditanstalt Bankverein:
               Monthly Variable Rate,
               5.5145%, 6/3/99                                     19,987,294

 40,000,000   Deutsche Bank:
               Quarterly Variable Rate,
               5.5275%, 6/1/99                                     39,971,181

              General Electric Capital Corporation:
               Quarterly Variable Rate,
 15,000,000    5.607%, 1/15/99                                     15,000,000
 10,000,000    5.6075%, 11/6/98                                    10,000,000

 55,000,000   J.P. Morgan:
               Monthly Variable Rate,
               5.5273%, 2/24/99                                    54,973,723

 10,000,000   Key Bank:
               Daily Variable Rate,
               5.54%, 1/29/99                                       9,996,916

              KBC Bank:
               Quarterly Variable Rate,
 25,000,000    5.5375%, 6/1/99                                     24,984,239




Principal
 Amount               Description                                 Value
 ------               -----------                                 -----


$15,000,000   Mellon Bank:
               Quarterly Variable Rate,
               5.7792%, 11/17/98                                $  15,000,000

              Merrill Lynch & Co.:
               Monthly Variable Rate,
 20,000,000    5.606%, 4/13/99                                     19,998,433
               Daily Variable Rate,
 12,000,000    5.90%, 4/7/99                                       12,006,831
 35,000,000    5.80%, 2/17/99                                      34,996,713

 35,000,000    Morgan Stanley Group Inc.:
               Monthly Variable Rate,
               5.6162%, 11/6/98                                    35,000,000

 15,000,000    National City Bank of Cleveland:
               Monthly Variable Rate,
               5.5462%, 3/5/99                                     14,996,030

 25,000,000    NationsBank Corp.:
               Daily Variable Rate,
               5.89%, 3/18/99                                      25,015,517

              Nordeutsche Landesbank:
               Monthly Variable Rate,
 17,000,000    5.5562%, 2/2/99                                     16,995,145
 20,000,000    5.5362%, 2/25/99                                    19,993,596

              Societe Generale:
               Daily Variable Rate,
 10,000,000    5.77%, 3/2/99                                        9,996,738
 40,000,000    5.78%, 2/9/99                                       39,986,808
 15,000,000    5.76%, 8/28/98                                      14,998,353
               Monthly Variable Rate,
 25,000,000    5.5712%, 5/7/99                                     24,986,393
 10,000,000    5.5545%, 6/1/99                                      9,992,877

 25,000,000    Student Loan Marketing Association:
               5.321%, 9/28/98                                     24,999,391

 20,000,000   Svenska Handelsbanken:
               Monthly Variable Rate,
               5.5362%, 6/2/99                                     19,986,311

 10,000,000   US Bank:
               Monthly Variable Rate,
               5.55323%, 9/17/8                                     9,999,039

              Wachovia Bank:
               Monthly Variable Rate,
 21,000,000    5.5162%, 5/12/99                                    20,987,497
 25,000,000    5.5362%, 2/9/99                                     24,991,141




                  See Notes to Financial Statements on Page 27

Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)



Principal
 Amount               Description                                 Value
 ------               -----------                                 -----

$20,000,000   Walt Disney Co.:
               Quarterly Variable Rate,
               5.5175%, 2/26/99                                 $ 19,988,824

  5,000,000   Westpac Capitol Corp.:
               Quarterly Variable Rate,
               5.544%, 4/9/99                                      4,998,107
                                                              --------------

Total Floating Rate Notes
  (Amortized Cost $924,666,633)                                  924,666,633
                                                              --------------

              REPURCHASE AGREEMENT - 1.54%
 75,000,000   Tri-party Repurchase Agreement
               with Goldman Sachs & Co.,
               Dated 6/30/98, 6.25%,
               Principal & Interest in the
               amount of $75,013,021,
               Due 7/01/98,
               (Collateralized by FHMLC Bonds,
               Par Value of $37,630,062,
               Coupon Rates of 6.00% to
               7.00%, Due from 5/1/03 to
               2/1/12, Value of $36,017,383);
               FNMA Bonds,
               Par Value of $190,562,931
               Coupon Rate of 7.00%, Due 8/1/26,
               Value of $39,688,840                               75,000,000

Total Repurchase Agreements
  (Amortized Cost $75,000,000)                                    75,000,000
                                                              --------------
              YANKEE CERTIFICATES OF DEPOSIT - 4.01%
 11,000,000   Bank Of Montreal,
               5.56%, 7/14/98                                     10,999,974

 12,000,000   Bank Of Nova Scotia,
               5.55%, 7/6/98                                      12,000,000



Principal
 Amount               Description                                 Value
 ------               -----------                                 -----

              Banque National de Paris:
$ 5,000,000    5.59%, 8/21/98                                  $   4,999,994
 11,000,000    5.58%, 9/11/98                                     10,999,557
 13,000,000    5.8%, 10/5/98                                      13,000,786

              Deutsche Bank:
  6,000,000    5.55%, 7/20/98                                      5,999,848
 22,000,000    5.58%, 8/6/98                                      21,999,981
  2,000,000    5.705%, 4/16/99                                     1,998,517

 40,000,000   Paribas Finance,
               5.585%, 9/17/98                                    40,000,000

 10,000,000   Royal Bank Of Canada,
               5.56%, 2/26/99                                      9,996,846

  2,000,000   Societe Generale Bank,
               5.97%, 10/26/98                                     2,000,626

 10,000,000   Swiss Bank,
               5.75%, 5/7/99                                       9,998,351

 31,000,000   Toronto Dominion,
               5.58%, 9/25/98                                     30,998,222

 20,000,000   Westpac Capitol Corp.,
               5.67%, 3/23/99                                     19,991,652
                                                              --------------

Total Yankee Certificates of Deposit
  (Amortized Cost $194,984,354)                                  194,984,354
                                                              --------------

Total Investments
  (Amortized Cost $4,853,427,547)               99.66%        $4,853,427,547
Other Assets Less Liabilities                    0.34%            16,726,455
                                               ------         --------------
Net Assets                                     100.00%        $4,870,154,002
                                               ======         ==============

----------
* Interest rates for Commercial paper represent discount rates at the time of purchase.



                  See Notes to Financial Statements on Page 27

NY Tax Free Money Portfolio


Statement of Net Assets June 30, 1998 (unaudited)



 Principal
  Amount                       Description                                                                        Value
  -----                        -----------                                                                        -----
                  NEW YORK - 93.02%
$  1,000,000      Erie County, New York, G.O., RANS, Series A, (LOC: Union Bank of Switzerland)
                  4.50%, 10/29/98                                                                              $ 1,002,152
   2,500,000      Great Neck North, New York, Water Authority Water System Revenue, Series A,
                  (FGIC Insured), Variable Rate Weekly Demand Note, 3.45%, 1/1/20 (a)                            2,500,000
   1,000,000      Half Hollows Hills, CSD, New York, Huntington & Babylon, G.O., TANS, 3.90%, 6/25/99            1,003,250
   1,000,000      Half Hollows Hills, CSD, New York, Huntington & Babylon, G.O., TANS, 4.00%, 6/25/99            1,004,180
   2,000,000      Long Island Power Authority, New York, Tax Exempt Commercial Paper, 3.75%, 8/20/98,
                  (LOC: Westdeutsche Landesbank, Bayerische Landesbank)                                          2,000,000
   2,230,000      Metropolitan Transportation Authority, New York, Series 2, 8.00%, 7/1/2018, (Escrowed in U.S.
                  Government), Prerefunded 07/01/98 @ $102                                                       2,274,600
     500,000      Metropolitan Transportation Authority, New York, Series A, (MBIA Insured), 4.20%, 4/1/99         501,442
   1,000,000      Monroe County, New York, G.O., Tax Exempt Commercial Paper, 3.45%, 9/10/98                     1,000,000
   1,000,000      Monroe County, New York, G.O., Tax Exempt Commercial Paper, 3.60%, 7/14/98                     1,000,000
   1,600,000      Montgomery County, New York, I.D.A., Service Merchandise Co., (LOC: Canadian Imperial Bank),
                  Variable Rate Monthly Demand Note, 3.65%, 12/31/24 (a)                                         1,600,000
   1,000,000      Municipal Assistance Corp., New York City, New York, (LOC: Bayerische Landesbank),
                  Variable Rate Weekly Demand Note, 3.20%, 7/1/08 (a)                                            1,000,000
   1,000,000      Municipal Assistance Corp., New York City, New York, (LOC: Westdeutsche Landesbank),
                  Variable Rate Weekly Demand Note, 3.20%, 7/1/08 (a)                                            1,000,000
   1,000,000      Municipal Assistance Corp., New York City, New York, Series G, 5.00%, 07/01/99                 1,013,508
   1,000,000      Nassau County, New York, Series J, 7.30%, 10/15/98, (Escrowed to Maturity)                     1,010,430
   3,000,000      New York City, New York, Trust for Cultural Research Revenue, Museum of Broadcasting,
                  (LOC: KBC Bank N.V.), Variable Rate Weekly Demand Note, 3.35%, 5/1/14 (a)                      3,000,000
   2,300,000      New York City, New York, Health & Hospital Corp., Series A, (LOC: Morgan Guaranty Trust),
                  Variable Rate Weekly Demand Note, 3.20%, 2/15/26 (a)                                           2,300,000
   2,000,000      New York City, New York, Transitional Finance Authority, Variable Rate Daily Demand Note,
                  3.65%, 5/1/28 (a)                                                                              2,000,000
     100,000      New York City, New York, G.O., (LOC: Chase Manhattan Bank), Variable Rate Daily
                  Demand Note, 3.75%, 8/1/22 (a)                                                                   100,000
     300,000      New York City, New York, G.O., (LOC: Chase Manhattan Bank), Variable Rate Daily
                  Demand Note, 3.75%, 8/1/23 (a)                                                                   300,000
     500,000      New York City, New York, G.O., (LOC: Union Bank of Switzerland), Variable Rate Daily
                  Demand Note, 4.10%, 8/15/23 (a)                                                                  500,000
   1,000,000      New York City, New York, G.O., Series D, (Escrowed to Maturity), 5.80%, 8/15/98                1,002,682
   1,000,000      New York State Dormitory Authority Revenue (Sloan Kettering), Tax Exempt Commercial Paper,
                  (LOC: Chase Manhattan Bank), 3.55%, 7/15/98                                                    1,000,000
   1,000,000      New York State Dormitory Authority Revenue (Sloan Kettering), Tax Exempt Commercial Paper,
                  (LOC: Chase Manhattan Bank), 3.75%, 8/14/98                                                    1,000,000
   3,225,000      New York State Energy Research & Development Authority, Brooklyn Union Gas,
                  (MBIA Insured), Variable Rate Daily Demand Note, 3.45%, 12/1/20 (a)                            3,225,000
   2,050,000      New York State Energy Research & Development Authority, P.C.R., Orange/Rockland Utility,
                  (AMBAC Insured), Variable Rate Weekly Demand Note, 3.25%, 8/1/15 (a)                           2,050,000
   1,700,000      New York State Energy Research & Development Authority, P.C.R., Rochester Gas and Electric,
                  (MBIA Insured), Variable Rate Weekly Demand Note, 3.25%, 8/1/32 (a)                            1,700,000
     855,000      New York State Energy Research & Development Authority, P.C.R., Rochester Gas and Electric,
                  (MBIA Insured), Variable Rate Weekly Demand Note, 3.45%, 8/1/32 (a)                              855,000
   2,700,000      New York State Energy Research & Development Authority, P.C.R., Niagara Mohawk Power,
                  Series A, (LOC: Toronto Dominion Bank), Variable Rate Daily Demand Note, 3.75%, 7/1/15 (a)     2,700,000
   2,800,000      New York State Energy Research & Development Authority, P.C.R., New York Electric and Gas,
                  (LOC: Morgan Guaranty Trust), Variable Rate Daily Demand Note, 3.80%, 6/1/29 (a)               2,800,000
     500,000      New York State Environmental Facilities, State Water Revolving Fund, Series D, 5.65%, 3/15/99    506,931
   2,500,000      New York State Housing Finance Agency, Contract Obligation Revenue, Series A,
                  (LOC: Commerzbank), Variable Rate Weekly Demand Note, 3.50%, 3/15/27 (a)                       2,500,000


                  See Notes to Financial Statements on Page 27

NY Tax Free Money Portfolio


Statement of Net Assets June 30, 1998 (unaudited)




 Principal
  Amount                       Description                                                                        Value
  -----                        -----------                                                                        -----
$  2,500,000      New York State Housing Finance Agency, State University Construction, Series A, 8.00%, 11/1/06,
                  (Escrowed in U.S. Government), Prerefunded 11/1/98 @ $102                                    $ 2,586,423
   1,000,000      New York State Housing Finance Agency, Normandie Contract I Project, (LOC: Landesbank Hessen),
                  Variable Rate Weekly Demand Note, 3.20%, 5/15/15 (a)                                           1,000,000
   1,000,000      New York State Housing Finance Agency, Hospital Special Surgery Staff, Series A,
                  (LOC: Chase Manhattan Bank), Variable Rate Weekly Demand Note, 3.45%, 11/1/10 (a)              1,000,000
   1,500,000      New York State Local Government Assistance, Series G, (LOC: Bank of Nova Scotia), Variable Rate
                  Weekly Demand Note, 3.25%, 4/1/25 (a)                                                          1,500,000
   1,300,000      New York State Medical Care Facilities Finance Agency, Lenox Hill Hospital, Series A,
                  (LOC: Chase Manhattan Bank), Variable Rate Weekly Demand Note, 3.35%, 11/1/08 (a)              1,300,000
   1,000,000      New York State, G.O., Series V, Tax Exempt Commercial Paper, 3.75%, 7/15/98                    1,000,000
   1,000,000      New York State, G.O., Series V, Tax Exempt Commercial Paper, 3.50%, 7/8/98                     1,000,000
   1,000,000      New York State, G.O., Series V, Tax Exempt Commercial Paper, 3.50%, 8/6/98                     1,000,000
   2,600,000      Onondaga County, New York, I.D.A., (LOC: Banque Nationale de Paris), Variable Rate Monthly
                  Demand Note, 3.35%, 11/13/98 (a)                                                               2,600,000
   1,395,000      Rensselaer County, New York, Series A, (AMBAC Insured), 4.00%, 6/1/99                          1,399,700
   1,000,000      Rochester, New York, Series A, (AMBAC Insured), 4.25%, 9/15/98                                 1,001,394
   1,000,000      Rockland County, New York, G.O., 4.25%, 8/15/98                                                1,000,607
     300,000      Syracuse, New York, I.D.A., Civic Facility Revenue, Multi-Modal Syracuse University Project,
                  (LOC: Morgan Guaranty Trust), Variable Rate Daily Demand Note, 3.85%, 3/1/23 (a)                 300,000
     150,000      Triborough Bridge & Tunnel Authority, Series O,  7.00%, 1/1/11, (Escrowed in U.S. Government),
                  Prerefunded 1/1/99 @ $102                                                                        154,603
     200,000      Triborough Bridge & Tunnel Authority, Series O, 7.40%, 1/1/03, (Escrowed in U.S. Government),
                  Prerefunded 1/1/99 @ $102                                                                        206,529
   2,390,000      Triborough Bridge & Tunnel Authority, Series O, 7.70%, 1/1/19, (Escrowed in U.S. Government),
                  Prerefunded 1/1/99 @ $102                                                                      2,482,459
   1,000,000      Westchester County, New York, G.O., 4.60%, 11/15/98                                            1,003,134
     650,000      Westchester County, New York, G.O., 4.60%, 12/15/98                                              652,589
                                                                                                               -----------
Total New York: (Cost $66,636,613)                                                                              66,636,613
                                                                                                               -----------

                  PUERTO RICO - 8.89%
   2,000,000      Puerto Rico Commonwealth Highway and Transportation Authority, Series A, (AMBAC Insured),
                  Variable Rate Daily Demand Note, 3.00%, 7/1/28 (a)                                             2,000,000
     850,000      Puerto Rico Commonwealth Highway Authority, Series P, 8.125%, 7/1/13,
                  (Escrowed in U.S. Government), Prerefunded 7/1/98 @ 102                                          867,000
   3,500,000      Puerto Rico Commonwealth Government, TRANS, Series A, 4.50%, 7/30/98                           3,502,321
                                                                                                               -----------
Total Puerto Rico: (Cost $6,369,321)                                                                             6,369,321
                                                                                                               -----------

Total Investments
(Amortized Cost $73,005,934)                                                                101.91%            $73,005,934
Liabilities in Excess of other Assets                                                        (1.91)%            (1,366,010)
                                                                                            ------             -----------
Net Assets                                                                                  100.00%            $71,639,924
                                                                                            ======             ===========

(a) Demand security; payable upon demand by the Fund with usually no more than seven (7) calendar days' notice.
Interest rates are redetermined periodically. Rates shown are those in effect on June 30, 1998.

The following abbreviations are used in portfolio descriptions:
   AMBAC   -  American Municipal Bond Assurance Corporation
   CSD     -  Central School District
   FGIC    -  Financial Guaranty Insurance Corporation
   G.O.    -  General Obligation
   I.D.A.  -  Industrial Development Authority
   LOC     -  Letter of Credit
   MBIA    -  Municipal Bond Investors Assurance Corporation
   P.C.R.  -  Pollution Control Revenue
   RANS    -  Revenue Anticipation Notes
   TANS    -  Tax Anticipation Notes
   TRANS   -  Tax and Revenue Anticipation Notes



                  See Notes to Financial Statements on Page 27

Tax Free Money Portfolio


Statement of Net Assets June 30, 1998 (unaudited)




 Principal
  Amount                       Description                                                                        Value
  -----                        -----------                                                                        -----
                  ARIZONA - 1.08%
$  1,200,000      Pinal County, Arizona, I.D.A., P.C.R., (LOC: National Westminster),
                  Variable Rate Daily Demand Note, 3.90%, 12/1/09 (a)                                          $ 1,200,000
     500,000      Pinal County, Arizona, I.D.A., P.C.R., (LOC: National Westminster),
                  Variable Rate Daily Demand Note, 3.90%, 12/1/09 (a)                                              500,000
                                                                                                               -----------
                                                                                                                 1,700,000
                                                                                                               -----------
                  CALIFORNIA - 1.63%
   1,000,000      Los Angeles County, California, TRANS, Series A, 4.5%, 6/30/99                                 1,008,920
   1,555,000      Sacramento, California , Munipical Utility District, Series W, 7.50%, 08/15/18,
                  (Escrowed in U.S. Government), Prerefunded 08/15/98 @ 100                                      1,562,637
                                                                                                               -----------
                                                                                                                 2,571,557
                                                                                                               -----------

                  COLORADO - 0.64%
   1,000,000      Colorado State, TRANS, Series A,  4.25%, 6/25/99                                               1,006,430
                                                                                                               -----------
                  DELAWARE - 0.63%
   1,000,000      Delaware State, G.O., Series A,  5.70%, 8/15/98                                                1,002,721
                                                                                                               -----------

                  FLORIDA - 5.62%
   5,785,000      Florida Housing Finance Agency, River Oaks, (LOC: Citibank), Variable Rate Weekly Demand Note,
                  3.50%, 12/1/07 (a)                                                                             5,785,000
   2,100,000      Pinellas County, Florida, Health Facility Authority Revenue, Pooled Hospital Loan Program,
                  (LOC: Chase Manhattan Bank), Variable Rate Daily Demand Note, 3.90%, 12/1/15 (a)               2,100,000
   1,000,000      Sunshine County, Florida, Tax Exempt Commercial Paper, (AMBAC Insured), 3.65%, 8/12/98         1,000,000
                                                                                                               -----------
                                                                                                                 8,885,000
                                                                                                               -----------

                  GEORGIA - 4.44%
   2,000,000      Fulton County, Georgia, TANS, 4.25%, 12/31/98                                                  2,006,052
   1,000,000      Georgia State, G.O., Series C, 6.50%, 7/1/98                                                   1,000,000
   1,500,000      Georgia State, G.O., Series C, 7.25%, 7/1/98                                                   1,500,000
   1,500,000      Georgia State, G.O., Series F, 6.50%, 12/1/98                                                  1,517,512
   1,000,000      Municipal Electric Authority, Georgia, (LOC: Bayerische Landesbank, Credit Suisse First Boston,
                  Morgan Guaranty), Variable Rate Weekly Demand Notes, 3.35%, 6/1/20 (a)                         1,000,000
                                                                                                               -----------
                                                                                                                 7,023,564
                                                                                                               -----------

                  ILLINOIS - 1.47%
   1,300,000      Burbank, Illinois, I.D.R., Service Merchandise Inc., (LOC: Canadian Imperial Bank),
                  Variable Rate Monthly Demand Note, 3.65%, 9/15/24 (a)                                          1,300,000
   1,000,000      Chicago, Illinois, Met Water Reclamation District - Greater Chicago,  7.25%, 1/1/02,
                  (Escrowed in U.S. Government), Prerefunded 1/1/99 @ 100                                        1,018,171
                                                                                                               -----------
                                                                                                                 2,318,171
                                                                                                               -----------
                  INDIANA - 1.64%
   2,600,000      Indiana Health Facility Authority, Hospital Revenue (Charity Obligation Group), Series E,
                  Variable Rate Weekly Demand Note, 3.40%, 11/1/26 (a)                                           2,600,000
                                                                                                               -----------


                  IOWA - 3.73%
   3,000,000      Polk County, Iowa, (Catholic Health), Series B, Variable Rate Weekly Demand Note, 3.40%,
                  12/1/15 (a)                                                                                    3,000,000
   2,895,000      Urbandale, Iowa, I.D.R., Meredith Drive Associates, (Guaranteed by Principal Financial Group),
                  Variable Rate Monthly Demand Note, 4.25%, 11/1/15 (a)                                          2,895,000
                                                                                                               -----------
                                                                                                                 5,895,000
                                                                                                               -----------

                  KANSAS - 0.89%
   1,400,000      Fairway, Kansas, I.D.R., J.C. Nichols Project, (Guaranteed by Principal Mutual Insurance),
                  Variable Rate Monthly Demand Note, 4.25%, 11/1/14 (a)                                          1,400,000
                                                                                                               -----------



                  See Notes to Financial Statements on Page 27

Tax Free Money Portfolio


Statement of Net Assets June 30, 1998 (unaudited)




 Principal
  Amount                       Description                                                                        Value
  -----                        -----------                                                                        -----
                  LOUISIANA - 0.63%
$  1,000,000      Jefferson Parish, Louisiana Hospital Revenue, West Jefferson Medical Center,
                  (LOC: Rabobank Nederland), Variable Rate Weekly Demand Note, 3.60%, 1/1/26 (a)               $ 1,000,000
                                                                                                               -----------

                  MARYLAND - 3.98%
   2,000,000      Maryland State Department of Transportation, Second Issue, 6.90%, 11/15/04
                  (Escrowed in U.S. Government), Prerefunded 11/15/98 @ $102                                     2,064,487
   1,000,000      Montgomery County, Maryland, G.O., Tax Exempt Commercial Paper, 3.55%, 8/6/98                  1,000,000
   1,000,000      Montgomery County, Maryland, G.O., Tax Exempt Commercial Paper, 3.65%, 7/9/98                  1,000,000
   1,200,000      Washington Suburban Sanitary District, Maryland, Water Supply, 4.00%, 6/1/99                   1,203,182
   1,000,000      Washington Suburban Sanitary District, Maryland, General Construction, 7.00%, 6/1/99           1,029,357
                                                                                                               -----------
                                                                                                                 6,297,026
                                                                                                               -----------

                  MICHIGAN - 7.09%
   1,000,000      Michigan State University, General, Series A-1, 4.25%, 8/15/98                                 1,000,840
   5,000,000      Michigan State, TRANS, G.O., 4.50%, 9/30/98                                                    5,010,040
   5,200,000      Michigan State Hospital Financial Authority, Hospital (Charity Obligation Group)
                  Variable Rate Weekly Demand Note, 3.40%, 11/1/18 (a)                                           5,200,000
                                                                                                               -----------
                                                                                                                11,210,880
                                                                                                               -----------

                  MINNESOTA - 0.32%
     500,000      Minnesota State, G.O., 4.70%, 8/1/98                                                             500,394
                                                                                                               -----------

                  MISSISSIPPI - 3.73%

   5,100,000      Jackson County, Mississippi, Chevron USA Inc. Project, (Guaranteed by Chevron),
                  Variable Rate Daily Demand Note, 3.75%, 6/1/23 (a)                                             5,100,000
     800,000      Perry County, Mississippi, Leaf River Forest Project, (LOC: Wachovia), Variable Rate Daily
                  Demand Note, 3.80%, 3/1/02 (a)                                                                   800,000
                                                                                                               -----------
                                                                                                                 5,900,000
                                                                                                               -----------

                  MISSOURI - 1.90%
   3,000,000      Missouri State, G.O., Third Street Building, Series A, 7.50%, 8/1/98                           3,009,771
                                                                                                               -----------

                  NEW HAMPSHIRE - 1.33%
   2,100,000      New Hampshire State, I.D.A., (LOC: Union Bank of Switzerland), Variable Rate Monthly
                  Demand Note, 3.70%, 7/1/13 (a)                                                                 2,100,000
                                                                                                               -----------

                  NEW YORK - 6.80%
   2,000,000      Long Island Power Authority, New York, Tax Exempt Commercial Paper, 3.75%, 8/20/98,
                  (LOC: Westdeutsche Landesbank, Bayerische Landesbank)                                          2,000,000
   1,000,000      Long Island Power Authority, New York, Sub Series 2, (Westdeutsche Landesbank,
                  Bayerische Landesbank), Variable Rate Weekly Demand Note, 3.25%, 5/1/33 (a)                    1,000,000
   1,500,000      Monroe County, New York, G.O., Tax Exempt Commercial Paper,  3.45%, 9/10/98                    1,500,000
     100,000      New York City, New York, G.O., Sub Series A-5, (LOC: Morgan Guaranty), Variable Rate
                  Daily Demand Note, 4.10%, 8/1/16 (a)                                                             100,000
     400,000      New York City, New York, G.O., (LOC: Union Bank of Switzerland), Variable Rate Daily
                  Demand Note, 4.10%, 8/15/23 (a)                                                                  400,000
   1,500,000      New York City, New York, G.O., Series B, (Insured FGIC), Variable Rate Daily Demand Note,
                  4.10%, 10/1/22 (a)                                                                             1,500,000
     100,000      New York City, New York, G.O., Sub Series A-2, (LOC: Morgan Guaranty), Variable Rate Daily
                  Demand Note, 4.10%, 8/15/19 (a)                                                                  100,000
     300,000      New York City, New York, G.O., Sub Series B-4, (LOC: Union Bank of Switzerland), Variable
                  Rate Daily Demand Note, 4.10%, 8/15/22 (a)                                                       300,000
     550,000      New York City, New York, G.O., Sub Series A-5, (LOC: KBC Bank N.V.), Variable Rate Daily
                  Demand Note, 4.00%, 8/1/16 (a)                                                                   550,000
     800,000      New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue,
                  Series A, (Insured FGIC), Variable Rate Daily Demand Note, 3.80%, 6/15/25 (a)                    800,000



                  See Notes to Financial Statements on Page 27

Tax Free Money Portfolio


Statement of Net Assets June 30, 1998 (unaudited)




 Principal
  Amount                       Description                                                                        Value
  -----                        -----------                                                                        -----
$  2,000,000      New York State, G.O., Series V, Tax Exempt Commercial Paper,  3.75%, 7/15/98                 $ 2,000,000
     500,000      New York State Local Government Assistance, Series G, (LOC: Bank of Nova Scotia), Variable Rate
                  Weekly Demand Note, 3.25%, 4/1/25 (a)                                                            500,000
                                                                                                               -----------
                                                                                                                10,750,000
                                                                                                               -----------

                  OHIO - 0.63%
   1,000,000      Ohio State, G.O., Highway Capital Improvements, Series B, 4.25%, 5/1/99                        1,004,035
                                                                                                               -----------

                  PENNSYLVANIA - 2.21%
   1,000,000      Delaware County, Pennsylvania, Industrial Development Authority, Philadelphia Electric Co.,
                  (LOC: Toronto Dominion Bank), Variable Rate Daily Demand Note, 3.75%, 8/1/16 (a)               1,000,000
   1,900,000      Delaware Valley, Pennsylvania, Regional Finance Authority, Series B,
                  (LOC: Credit Suisse First Boston), Variable Rate Weekly Demand Note, 3.45%, 12/1/20 (a)        1,900,000
     600,000      Lehigh County, Pennsylvania, I.D.A., Allegheny Electric, (LOC: Rabobank Nederland),
                  Variable Rate Monthly Demand Note, 3.70%, 6/1/14 (a)                                             600,000
                                                                                                               -----------
                                                                                                                 3,500,000
                                                                                                               -----------

                  PUERTO RICO - 2.50%
   2,200,000      Puerto Rico Commonwealth Highway and Transportation Authority, Series A, (AMBAC Insured),
                  Variable Rate Weekly Demand Note, 3.00%, 7/1/28 (a)                                            2,200,000
   1,750,000      Puerto Rico Commonwealth Government, TRANS, Series A,  4.50%, 7/30/98                          1,751,280
                                                                                                               -----------
                                                                                                                 3,951,280
                                                                                                               -----------

                  SOUTH CAROLINA - 3.59%
   1,000,000      Piedmont Municipal Power Agency Electric Co., (MBIA Insured),
                  Variable Rate Weekly Demand Note, 3.35%, 1/1/22 (a)                                            1,000,000
   3,000,000      Rock Hill, South Carolina, Utility System Revenue, Series B, (AMBAC Insured),
                  Variable Rate Weekly Demand Note, 3.40%, 1/1/23 (a)                                            3,000,000
   1,680,000      South Carolina State, G.O., Series A,  5.00%, 7/1/98                                           1,680,000
                                                                                                               -----------
                                                                                                                 5,680,000
                                                                                                               -----------

                  TENNESSEE - 6.26%
   4,300,000      Knox County, Tennessee, Health Educational & Housing Facility, Mercy Health System, Series A,
                  Variable Rate Weekly Demand Note, 3.50%, 12/1/15 (a)                                           4,300,000
   1,000,000      Metropolitan Nashville Airport Authority, Special Facilities Revenue, American Airlines Project,
                  Series B, (LOC: Bayerische Landesbank), Variable Rate Daily Demand Note, 4.00%, 10/1/12 (a)    1,000,000
     200,000      Metropolitan Nashville Airport Authority, Special Facilities Revenue, American Airlines Project,
                  Series A, (LOC: Credit Suisse First Boston), Variable Rate Daily Demand Note, 4.00%, 10/1/12 (a) 200,000
   4,300,000      Tennessee State, Variable Rate Weekly Demand Note, 3.40%, 7/2/01 (a)                           4,300,000
     100,000      Tennessee State, Variable Rate Weekly Demand Note, 3.40%, 7/1/01 (a)                             100,000
                                                                                                               -----------
                                                                                                                 9,900,000
                                                                                                               -----------

                  TEXAS - 22.31%
   1,100,000      Angelina & Neches River Authority, Texas, Industrial Development Corporation, Solid Waste Revenue,
                  (LOC: Credit Suisse First Boston), Variable Rate Daily Demand Note, 3.80%, 5/1/14 (a)          1,100,000
   4,400,000      Angelina & Neches River Authority, Texas, Industrial Development Corporation, Solid Waste Revenue,
                  (LOC: Credit Suisse First Boston), Variable Rate Daily Demand Note, 3.80%, 5/1/14 (a)          4,400,000
   2,000,000      Board Of Regent (Texas A & M), Texas, Tax Exempt Commercial Paper, 3.70%, 7/27/98              2,000,000
   2,000,000      City of Houston, Texas, Tax Exempt Commercial Paper,  3.65%, 8/11/98                           2,000,000
   5,600,000      Lower Colorado River Authority, Texas, (MBIA Insured), Variable Rate Weekly Demand Note,
                  3.40%, 1/1/13 (a)                                                                              5,600,000
   2,700,000      Sabine River Authority, Texas, P.C.R., Utilities Electric Company, (LOC: Union Bank of
                  Switzerland), Variable Rate Daily Demand Note, 3.80%, 6/1/30 (a)                               2,700,000
   1,100,000      San Antonio, Texas, Electric & Gas, 5.00%, 2/1/99                                              1,108,289
     655,000      San Antonio, Texas, Electric & Gas, 5.00%, 2/1/99                                                659,525


                  See Notes to Financial Statements on Page 27

Tax Free Money Portfolio


Statement of Net Assets June 30, 1998 (unaudited)




 Principal
  Amount                       Description                                                                        Value
  -----                        -----------                                                                        -----
$  5,395,000      Texas Small Business, Texas Public Facilities, (LOC: National Westminster),
                  Variable Rate Weekly Demand Note, 3.65%, 7/1/26 (a)                                          $ 5,395,000
   1,000,000      Texas State, G.O., Series B, 7.50%, 10/1/98                                                    1,009,194
   6,300,000      Texas State, TRANS, Series A, 4.75%, 8/31/98                                                   6,309,755
   1,000,000      University Of Texas, Texas, Tax Exempt Commercial Paper, 3.70%, 8/12/98                        1,000,000
   2,000,000      University Of Texas, Texas, Tax Exempt Commercial Paper, 3.60%, 8/10/98                        2,000,000
                                                                                                               -----------
                                                                                                                35,281,763
                                                                                                               -----------

                  UTAH - 3.48%
   1,500,000      Salt Lake City, Utah, (Pooled Hospital Financing Program), Variable Rate Weekly Demand Note,
                  3.50%, 1/1/20 (a)                                                                              1,500,000
   1,000,000      Utah State, Series A, Tax Exempt Commercial Paper, 3.65%, 9/30/98                              1,000,000
   2,000,000      Utah State, Series A, Tax Exempt Commercial Paper, 3.60%, 8/13/98                              2,000,000
   1,000,000      Utah State, Series A, Tax Exempt Commercial Paper, 3.65%, 9/30/98                              1,000,000
                                                                                                               -----------
                                                                                                                 5,500,000
                                                                                                               -----------


                  VERMONT - 2.99%
   4,735,000      Vermont I.D.A., Central Vermont Public Service, (LOC: Toronto Dominion),
                  Variable Rate Monthly Demand Note, 3.70%, 12/1/13 (a)                                          4,735,000
                                                                                                               -----------

                  VIRGINIA - 2.22%
   3,505,000      Peninsula Port Authority, Virginia, Coal Term Revenue, Dominion Term Project,
                  (LOC: Barclays), Variable Rate Daily Demand Note, 4.00%, 7/1/16 (a)                            3,505,000
                                                                                                               -----------

                  WASHINGTON - 4.17%
   3,175,000      Chelan County, Washington, Public Utility District 1, (MBIA Insured), Variable Rate Weekly
                  Demand Note, 3.50%, 6/1/15 (a)                                                                 3,175,000
   1,000,000      Washington State, G.O., Series 1995C,  5.50%, 7/1/99                                           1,018,440
   1,400,000      Washington State, G.O., Motor Vehicle Fuel, 4.20%, 9/1/98                                      1,401,755
   1,000,000      Washington State, G.O., Series B, 6.45%, 8/1/98                                                1,002,238
                                                                                                               -----------
                                                                                                                 6,597,433
                                                                                                               -----------

                  WISCONSIN - 1.19%
     655,000      Milwaukee, Wisconsin, G.O. Notes, Series B8, 4.50%, 6/15/99                                      659,565
   1,200,000      Wisconsin State, Series A, Tax Exempt Commercial Paper, 5.75%, 5/1/99                          1,219,123
                                                                                                               -----------
                                                                                                                 1,878,688
                                                                                                               -----------

                  WYOMING - 4.40%
   5,150,000      Platte County, Wyoming, P.C.R., Tri State, (LOC: Societe Generale), Variable Rate Daily
                  Demand Note, 3.80%, 7/1/14 (a)                                                                 5,150,000
   1,800,000      Uinta County, Wyoming, P.C.R., (Chevron U.S.A.), Variable Rate Daily
                  Demand Note, 3.75%, 12/1/22 (a)                                                                1,800,000
                                                                                                               -----------
                                                                                                                 6,950,000
                                                                                                               -----------

Total Investments
(Amortized Cost $163,653,713)                                                                    103.50%      $163,653,713
Liabilities in Excess of Other Assets                                                             (3.50)%       (5,534,437)
                                                                                                 ------       ------------
   Net Assets                                                                                    100.00%      $158,119,276
                                                                                                 ======       ============

----------
(a) Demand security; payable upon demand by the Fund with usually no more than seven (7) calendar days' notice.
Interest rates are redetermined periodically. Rates shown are those in effect on June 30, 1998.

The following abbreviations are used in portfolio descriptions:

    AMBAC    AMBAC Assurance Corporation                        MBIA    Municipal Bond Investors Assurance Corporation
      CSD    Central School District                          P.C.R.    Pollution Control Revenue
     FGIC    Financial Guaranty Insurance Corporation           RANS    Revenue Anticipation Notes
     G.O.    General Obligation                                 TANS    Tax Anticipation Notes
   I.D.A.    Industrial Development Authority                  TRANS    Tax and Revenue Anticipation Notes
      LOC    Letter of Credit                                   UFSD    United Free School District




                  See Notes to Financial Statements on Page 27

Treasury Money Portfolio


Statement of Net Assets June 30, 1998 (unaudited)




 Principal
  Amount                       Description                                                                        Value
  -----                        -----------                                                                        -----
                  UNITED STATES TREASURY NOTES - 16.89%
$ 47,000,000         8.25%, 7/15/1998                                                                         $ 47,046,171
  41,000,000         6.00%, 9/30/1998                                                                           41,054,718
  22,580,000         5.125%, 11/30/1998                                                                         22,547,375
 167,000,000         5.75%, 12/31/1998                                                                         167,246,971
  45,000,000         4.75%, 8/31/1998                                                                           44,935,914
  45,000,000         6.125%, 8/31/1998                                                                          45,042,728
  35,000,000         4.75%, 8/31/1998                                                                           34,947,578
                                                                                                              ------------

Total U. S. Treasury Notes (Amortized Cost $402,821,455)                                                       402,821,455
                                                                                                              ------------

                  UNITED STATES TREASURY BILLS - 3.15%
  47,000,000         5.05%, 12/24/1998                                                                          45,839,622
  30,000,000         5.165%, 12/10/1998                                                                         29,302,725
                                                                                                              ------------

Total U.S. Treasury Bills (Amortized Cost $75,142,347)                                                          75,142,347
                                                                                                              ------------

                  REPURCHASE AGREEMENTS - 79.17%
 115,000,000        Tri-party Repurchase Agreement with Canadian Imperial Bank
                    Dated 6/30/98, 5.50%, Principal and Interest in the amount of $115,017,569 Due 7/1/98 (Collateralized by U.S. Treasury
                    Bonds, Par Value of $115,037,387, Coupon rates of 7.5% to
                    9.25%, Due 2/15/16 to 11/15/16, Value of $117,338,133)                                     115,000,000

 115,000,000      Tri-Party Repurchase Agreement with Chase Manhattan Bank,
                    Dated 6/30/98, 5.70%, Principal and Interest in the amount of $115,018,208 Due 7/1/98 (Collateralized by U.S. Treasury
                    Notes, Par Value of $110,820,000, Coupon rates of 6.25% to
                    7.50%, Due 1/31/02 to 5/15/02, Value of $117,300,697)                                      115,000,000

 133,000,000      Tri-Party Repurchase Agreement with Deutsche Bank,
                    Dated 3/10/98, 5.46%, Principal and Interest in the amount of $135,449,712, Due 7/6//98 (Collateralized by U.S.
                    Treasury Notes, Par Value of $135,449,712 Coupon rates of
                    6.75% & 6.6875% Due from 6/30/99 to 7/31/99, Value of
                    $132,043,282)                                                                              133,000,000

 175,000,000      Tri-Party Repurchase Agreement with Deutsche Bank,
                    Dated 4/1/98, 5.46%, Principal and Interest in the amount of
                    $177,415,292 Due 7/1/98 (Collateralized by U.S.Treasury
                    Notes Par value of $178,500,001, Coupon rates of 7.75%,
                    9.375% &14.006%, Due From 6/30/99 to 11/15/11, Value of
                    $174,406,793)                                                                              175,000,000

  25,000,000      Open Tri-party Repurchase Agreement with First Boston, 5.49%,
                    Dated 6/30/98, Daily Variable Rate, Principal amount of $25,000,000
                    Interest amount varies dependent on rate, Due 12/31/99
                    (Collateralized by U.S. Treasury Bills, Par Value of $19,624,847,
                    Coupon rates of 6.125% to 8.125%, Due from 7/9/98 to 6/24/99; U.S. Treasury Bonds,
                    Par Value of $5,889,395, Coupon rates of 10.375% to 13.125%,
                    Due from 5/15/01 to 11/15/21, Value of $25,013,962)                                         25,000,000

  50,000,000      Tri-Party Repurchase Agreement with First Boston, 5.46%,
                    Dated 5/7/98, Principal and Interest in the amount of
                    $50,455,000 Due 7/6/98 (Collateralized by U.S. Treasury
                    Notes, Par Value of $50,738,509, Coupon rate of 7.125% to
                    8.5%, Due from 2/15/00 to 11/15/24, Value of $51,753,280)
                                                                                                                50,000,000


   2,262,437      Tri-Party Repurchase Agreement with Goldman Sachs, Dated
                    06/30/98, Principal and Interest in the amount of $2,262,801
                    Due 7/1/98 (Collateralized by U.S. Treasury Note, Par Value of $2,262,437,
                    Coupon rate of 5.80% Due 05/21/21, Value of $2,307,896)                                      2,262,437




                  See Notes to Financial Statements on Page 27

Treasury Money Portfolio


Statement of Net Assets June 30, 1998 (unaudited)




 Principal
  Amount                       Description                                                                        Value
  -----                        -----------                                                                        -----
$115,000,000      Tri-party Repurchase Agreement with Greenwich Capital, Dated
                    06/30/98, 5.80%, Principal and Interest in the amount of
                    $115,018,528, Due 7/1/98 (Collateralized by U.S. Treasury
                    Notes, Par Value of $111,125,000, Coupon rates of 6.5% to
                    8.45%, Due from 7/12/99 to 5/15/05, Value of $117,302,349)                              $  115,000,000

 115,000,000      Tri-party Repurchase Agreement with Hong Kong Shanh, Dated
                    6/30/98, 5.7%, Principal and Interest in the amount of
                    $115,018,208, Due 7/1/98, (Collateralized by U.S. Treasury
                    Notes, Par Value of $115,002,843, Coupon rates of 6.5% to
                    11.25%, Due from 2/15/14 to 11/15/26, Value of $117,302,897)                               115,000,000

 100,000,000      Tri-party Repurchase Agreement with J.P. Morgan, Dated 6/30/98,
                    5.75%, Principal & Interest in the amount of $ 100,015,972, Due 7/1/98,
                    (Collateralized by U.S. Treasury Notes, Par Value of $102,000,648,
                    Coupon rates of 6.625% to 6.875% Due from 8/15/07 to 2/15/19,
                    Value of $100,000,635)                                                                     100,000,000

 175,000,000      Tri-party Repurchase Agreement with J.P. Morgan, Dated
                    6/30/98 5.75%, Principal & Interest in the amount of
                    $100,015,972, Due 07/01/98, (Collateralized by U.S. Treasury
                    Notes, Par Value of $530,299,000, Coupon rate of 5.375% Due
                    from 08/15/07 to 02/15/19, Value of $175,000,248)                                          175,000,000


 125,000,000      Tri-party Repurchase Agreement with Merrill Lynch, Dated 5/20/98,
                    5.49%, Principal & Interest in the amount of $126,753,750, Due 8/20/98,
                    (Collateralized by U.S. Treasury Bonds, Par Value of $125,004,366,
                    Coupon rates of 8.125% to 13.375% Due from 8/15/01 to 8/15/19, Value of $127,504,444)
                                                                                                               125,000,000

 138,000,000      Tri-party Repurchase Agreement with Merrill Lynch, Dated
                    4/6/98, 5.45%, Principal & Interest in the amount of
                    $139,901,142, Due 7/6/98, (Collateralized by U.S. Treasury
                    Bonds, Par Value of $138,004,746, Coupon rates of 5.75% to
                    8.00% Due from 8/15/98 to 2/15/23, Value of $140,764,843)
                                                                                                               138,000,000

 115,000,000      Tri-party Repurchase Agreement with Morgan Stanley, Dated
                    6/30/98, 5.68%, Principal & Interest in the amount of
                    $115,018,144, Due 7/01/98, (Collateralized by U.S. Treasury
                    Bond, Par Value of $24,591,716, Coupon rate of 8.75%, Due
                    8/15/20, Value of $24,109,526; U.S. Treasury Notes, Par
                    Value of $93,294,702, Coupon rates of 6.375% to 9.25%, Due
                    8/15/98 to 8/15/02, Value of $91,465,395)                                                  115,000,000

  90,000,000      Tri-party Repurchase Agreement with Swiss Bank, Dated 6/30/98,
                    5.75%, Principal & Interest in the amount of $ 90,014,375, Due 7/1/98,
                    (Collateralized by U.S. Treasury Notes, Par Value of $91,825,590,
                    Coupon rates of 5.50% to 5.86%, Due from to 5/15/98 to 2/29/00, Value of $90,025,088)
                                                                                                                90,000,000

 300,000,000      Open Tri-party Repurchase Agreement with  West Deutsche Bank,
                    Dated 6/30/98, Daily Variable Rate, Principal in the amount of 300,000,000,
                    Interest amount varies dependent on rate, Due 12/31/1999, (Collateralized by U.S. Treasury
                    Bonds, Par Value of $102,033,190, Coupon rates of 8.00% to 11.25%, Due from 2/15/03 to
                    11/15/21, Value of $100,032,539; U.S. Treasury Notes, Par Value of $204,133,103,
                    Coupon rates of 5.125% to 6.625%, Due from 9/30/98 to 10/15/06, Value of $200,130,493)     300,000,000
                                                                                                             -------------


Total Repurchase Agreements (Amortized Cost $1,888,262,437)                                                  1,888,262,437
                                                                                                             -------------

Total Investments
(Amortized Cost $2,366,226,239)                                                         99.21%    $2,366,226,239
Other Assets Less Liabilities                                                            0.79%        18,740,052
                                                                                       ------     --------------
Net Assets                                                                             100.00%    $2,384,966,291
                                                                                       ======     ==============


                  See Notes to Financial Statements on Page 27

BT Portfolios



Statements of Operations For the six months ended June 30, 1998 (unaudited)

                                                   Cash             NY Tax          Tax Free        Treasury
                                                 Management       Free Money          Money           Money
                                               -------------    -------------    ------------     ------------
Investment Income
   Interest                                    $ 140,067,522    $   1,530,122    $  2,762,824     $ 70,251,740
                                               -------------    -------------    ------------     ------------
Expenses
   Advisory Fees                                   3,724,519           65,842         116,791        1,903,366
   Administration and Services Fees                1,241,506           21,948          38,930          634,455
   Professional Fees                                  15,425           12,194          12,884            7,056
   Trustees Fees                                       1,037            1,008           1,037              501
   Miscellaneous                                       9,244               49              49            2,134
                                               -------------    -------------    ------------     ------------
   Total Expenses                                  4,991,731          101,041         169,691        2,547,512
   Less:  Expenses Absorbed by Bankers Trust        (522,308)         (13,251)        (13,970)          (9,691)
                                               -------------    -------------    ------------     ------------
      Net Expenses                                 4,469,423           87,790         155,721        2,537,821
                                               -------------    -------------    ------------     ------------
Net Investment Income                            135,598,099        1,442,332       2,607,103       67,713,919
Realized Gain (Loss) from Investment
  Transactions                                        83,981             (472)            433          141,013
                                               -------------    -------------    ------------     ------------
Net Increase in Net Assets from Operations     $ 135,682,080    $   1,441,860    $  2,607,536     $ 67,854,932
                                               =============    =============    ============     ============


                  See Notes to Financial Statements on Page 27

BT Portfolios

Statements of Changes in Net Assets


                                                      Cash Management                       NY Tax Free Money
                                            -------------------------------------      -----------------------------------
                                              For the six           For the              For the six         For the
                                              months ended         year ended            months ended       year ended
                                            June 30, 1998(+)    December 31, 1997      June 30, 1998(+)  December 31, 1997
                                            ----------------    -----------------      ----------------  -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                    $    135,598,099    $    237,022,519      $   1,442,332      $   3,170,279
   Net Realized Gain (Loss) from Investment
     Transactions                                     83,981             (41,207)              (472)            (1,774)
                                            ----------------    ----------------      -------------      -------------
Net Increase in Net Assets from Operations       135,682,080         236,981,312          1,441,860          3,168,505
                                            ----------------    ----------------      -------------      -------------
Capital Transactions
   Proceeds from Capital Invested             16,108,662,027      25,687,643,529        221,804,756        228,224,582
   Value of Capital Withdrawn                (15,413,915,080)    (25,146,809,558)      (237,417,687)      (221,814,747)
                                            ----------------    ----------------      -------------      -------------
Net Increase (Decrease) in Net Assets from
  Capital Transactions                           694,746,947         540,833,971        (15,612,931)         6,409,835
                                            ----------------    ----------------      -------------      -------------
Total Increase (Decrease) in Net Assets          830,429,027         777,815,283        (14,171,071)         9,578,340
Net Assets
Beginning of Period                            4,039,724,975       3,261,909,692         85,610,995         76,032,655
                                            ----------------    ----------------      -------------      -------------
End of Period                               $  4,870,154,002    $  4,039,724,975      $  71,639,924      $  85,610,995
                                            ================    ================      =============      =============

----------
(+) Unaudited






                                                      Tax Free Money                             Treasury Money
                                            -------------------------------------      -----------------------------------
                                              For the six           For the              For the six         For the
                                              months ended         year ended            months ended       year ended
                                            June 30, 1998(+)    December 31, 1997      June 30, 1998(+)  December 31, 1997
                                            ----------------    -----------------      ----------------  -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                       $   2,607,103       $   4,722,622    $    67,713,919     $   108,213,323
   Net Realized Gain (Loss) from Investment
     Transactions                                        433              (5,713)           141,013               7,627
                                               -------------       -------------    ---------------     ---------------
Net Increase in Net Assets from Operations         2,607,536           4,716,909         67,854,932         108,220,950
                                               -------------       -------------    ---------------     ---------------
Capital Transactions
   Proceeds from Capital Invested                625,107,433         355,608,821      8,542,786,138      12,977,569,030
   Value of Capital Withdrawn                   (620,474,455)       (327,160,734)    (8,344,974,716)    (12,946,202,889)
                                               -------------       -------------    ---------------     ---------------
Net Increase in Net Assets from
  Capital Transactions                             4,632,978          28,448,087        197,811,422          31,366,141
                                               -------------       -------------    ---------------     ---------------
Total Increase in Net Assets                       7,240,514          33,164,996        265,666,354         139,587,091
Net Assets
Beginning of Period                              150,878,762         117,713,766      2,119,299,937       1,979,712,846
                                               -------------       -------------    ---------------     ---------------
End of Period                                  $ 158,119,276       $ 150,878,762    $ 2,384,966,291     $ 2,119,299,937
                                               =============       =============    ===============     ===============

----------
(+) Unaudited


                  See Notes to Financial Statements on Page 27

BT Portfolios

Financial Highlights



Contained below are selected ratios and supplemental data for each of the periods indicated for each of the Portfolios.

                                          For the six months                    Cash Management
                                            ended June 30,             For the years ended December 31,
                                                 1998(1)         1997           1996           1995           1994       1993
                                          ------------------ ----------      ----------     ----------    ----------   ----------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)     $4,870,154      $4,039,725      $3,261,910     $2,615,932    $2,735,025   $1,930,075
   Ratios to Average Net Assets:
   Net Investment Income                        5.46%**           5.43%           5.27%          5.77%         4.24%        3.06%
   Expenses                                     0.18%**           0.18%           0.18%          0.18%         0.18%        0.20%
   Decrease Reflected in Above Expense Ratio
     Due to Absorption of Expenses by Bankers
     Trust                                      0.02%**           0.02%           0.02%          0.02%        0.02%        0.00%(2)



                                          For the six months                    NY Tax Free Money
                                            ended June 30,             For the years ended December 31,
                                                 1998(1)         1997           1996           1995           1994       1993
                                          ------------------ ----------      ----------     ----------    ----------   ---------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)     $   71,640      $  85,611       $  76,033      $   70,933    $  79,334    $  104,188
   Ratios to Average Net Assets:
   Net Investment Income                        3.29%**          3.37%           3.18%           3.62%        2.60%         2.21%
   Expenses                                     0.20%**          0.20%           0.20%           0.20%        0.20%         0.20%
   Decrease Reflected in Above Expense Ratio
     Due to Absorption of Expenses by Bankers
     Trust                                      0.02%**          0.03%           0.05%           0.04%        0.03%         0.03%





                                          For the six months                    Tax Free Money
                                            ended June 30,             For the years ended December 31,
                                                 1998(1)         1997           1996           1995           1994       1993
                                          ------------------ ----------      ----------     ----------    ----------   ---------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)     $  158,119      $ 150,879       $ 117,714      $  119,703    $ 110,408    $  111,604
   Ratios to Average Net Assets:
   Net Investment Income                        3.35%**          3.45%           3.34%           3.82%        2.76%         2.50%
   Expenses                                     0.20%**          0.20%           0.20%           0.20%        0.20%         0.20%
   Decrease Reflected in Above Expense Ratio
     Due to Absorption of Expenses by Bankers
     Trust                                      0.01%**          0.02%           0.04%           0.03%        0.03%         0.02%


                                          For the six months                   Treasury Money
                                            ended June 30,             For the years ended December 31,
                                                 1998(1)         1997           1996           1995           1994        1993
                                          ------------------ ----------      ----------     ----------    ----------   ---------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)     $2,384,966      $2,119,300      $1,979,713     $1,941,082    $ 882,775    $  789,479
   Ratios to Average Net Assets:
   Net Investment Income                        5.33%**           5.29%           5.14%           5.58%        3.93%        2.93%
   Expenses                                     0.20%**           0.20%           0.20%           0.20%        0.20%        0.20%
   Decrease Reflected in Above Expense Ratio
     Due to Absorption of Expenses by Bankers
     Trust                                      0.00%(2)          0.00%(2)        0.00%(2)        0.01%        0.01%       0.01%


----------
(1)  Unaudited.
(2)  Less than 0.01%.
**   Annualized



                  See Notes to Financial Statements on Page 27

BT Portfolios

Notes to Financial Statements (unaudited)



Note 1--Organization and Significant Accounting Policies
A.  Organization
Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio (each a "Portfolio", and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment companies. The portfolios were organized as an unincorporated trust under laws of New York and commenced operations as follows:

                         Organization      Commencement
Portfolio                    Date          of Operations
-------------------    --------------   -----------------
Cash Management        March 26, 1990       July 23, 1990
NY Tax Free Money      March 26, 1990   February 19, 1991
Tax Free Money         March 26, 1990   February 19, 1991
Treasury Money         March 26, 1990       July 23, 1990

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolios.

B.  Security Valuation
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of each Portfolio's investments.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolios are allocated pro rata among the investors in the respective Portfolios at the time of such determination.

D.  Repurchase Agreements
Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolios' Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, The Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
Each Portfolio has entered in an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates and the aggregate fees owed for each of the respective Portfolios at June 30, 1998:

Portfolio                 Annual Rate        Fees
-------------------       -----------     ----------
Cash Management              .05%         $  208,865
NY Tax Free Money            .05%              3,228
Tax Free Money               .05%              7,237
Treasury Money               .05%            127,300

Each Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates and aggregate fees owed for each of the respective Portfolios at June 30, 1998:

Portfolio                 Annual Rate        Fees
-------------------       -----------     ----------
Cash Management              .15%         $  626,596
NY Tax Free Money            .15%              9,685
Tax Free Money               .15%             21,712
Treasury Money               .15%            333,336

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses based upon an annual rate of the average daily net assets of the Portfolio.

At June 30, 1998, the annual rates, expense reductions for the six-month period ended and waiver/reimbursement amounts due at period end for the respective Portfolios were as follows:

                                    Waivers and Reimbursement
                                   ----------------------------
Portfolio           Annual Rate    Expense Reduction   Fees Due
---------------     -----------    -----------------  ---------
Cash Management       .18%           $ 522,308          $87,807
NY Tax Free Money     .20%              13,251            2,196
Tax Free Money        .20%              13,970            2,315
Treasury Money        .20%               9,691               --

BT Portfolios

(unaudited)


Certain officers of the Portfolios are also directors, officers and/or employees of Edgewood Services, Inc., distributor of the BT Investment Funds. None of the officers so affiliated received compensation for services as officers of the Portfolios.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

The BT Investment Portfolios are a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

In 1994, the Cash Management Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Financial Highlights for the year ended December 31, 1994 reflect the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663. In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses in prior years.

Note 3--Purchases of Investment Securities
At June 30, 1998, amounts owed for securities purchased were as follows:

         Portfolio                 Amount Owed
         ---------                 -----------
         Cash Management            $     --
         NY Tax Free Money            2,007,430
         Tax Free Money               6,937,004
         Treasury Money                   --



Note 4--Net Assets
At June 30, 1998, net assets consisted of:

                 Cash Management Portfolio  New York Tax Free Money Portfolio  Tax Free Money Portfolio  Treasury Money Portfolio
                 -------------------------  ---------------------------------  ------------------------  ------------------------
Paid in Capital       $4,870,154,002                   $71,639,924                    $158,119,276            $2,384,966,291

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





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


BT INVESTMENT FUNDS
CASH MANAGEMENT FUND
NY TAX FREE MONEY FUND
TAX FREE MONEY FUND
TREASURY MONEY FUND



Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006



Distributor
ICCDISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892



Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006



Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201



Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019



                                ----------------
          For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at
          (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.
                                ----------------



                                         Cash Management Fund Cusip #055922108
                                       NY Tax Free Money Fund Cusip #055922207
                                          Tax Free Money Fund Cusip #055922306
                                               Treasury Money Cusip #055922405
                                                             COMBMON100 (6/98)